UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01597

STEWARD FUNDS, INC.
(Exact name of registrant as specified in charter)

3700 W. SAM HOUSTON PARKWAY SOUTH, SUITE 250, HOUSTON, TX 77042
(Address of principal executive offices)	(Zip Code)

CITI FUND SERVICES OHIO, INC., 4400 EASTON COMMONS, SUITE 200, COLUMBUS, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-262-6631

Date of fiscal year end: April 30

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2018 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.1%)
AEROSPACE & DEFENSE (2.5%)
Arconic, Inc.	5,143	$154,599
General Dynamics Corp.	3,520	783,130
Huntington Ingalls Industries, Inc.	800	190,032
L3 Technologies, Inc.	1,360	288,946
Lockheed Martin Corp.	3,369	1,195,490
Northrop Grumman Corp.	2,460	837,704
Raytheon Co.	4,010	837,849
Rockwell Collins, Inc.	5,560	770,004
Textron, Inc.	8,770	514,536
The Boeing Co.	8,858	3,139,009
TransDigm Group, Inc.	2,190	694,033
United Technologies Corp.	8,530	1,177,225
		10,582,557

AIR FREIGHT & LOGISTICS (0.5%)
C.H. Robinson Worldwide, Inc.	1,530	139,934
Expeditors International of Washington, Inc.	1,800	116,910
FedEx Corp.	3,002	787,965
United Parcel Service, Inc., Class B	7,900	1,005,828
		2,050,637

AIRLINES (0.8%)
Alaska Air Group, Inc.	6,610	434,475
American Airlines Group, Inc.	5,690	309,081
Delta Air Lines, Inc.	14,590	828,274
Southwest Airlines Co.	6,800	413,440
United Continental Holdings, Inc.(a)	17,400	1,180,068
		3,165,338

AUTO COMPONENTS (0.6%)
Aptiv PLC(a)	11,010	1,044,629
BorgWarner, Inc.	2,450	137,837
Goodyear Tire & Rubber Co.	34,840	1,213,129
		2,395,595

AUTOMOBILES (0.9%)
Ford Motor Co.	139,360	1,528,779
General Motors Co.	46,570	1,975,034
Harley-Davidson, Inc.	2,590	125,511
		3,629,324

BANKS (5.5%)
Bank of America Corp.	103,629	3,316,128
BB&T Corp.	16,260	897,389
Citigroup, Inc.	38,270	3,003,430
Citizens Financial Group, Inc.	19,660	902,394
Comerica, Inc.	1,570	149,495
Fifth Third Bancorp	21,080	697,748
Huntington Bancshares, Inc.	21,010	339,942
JPMorgan Chase & Co.	39,974	4,623,793
KeyCorp	31,130	666,182
M&T Bank Corp.	1,570	299,525
People's United Financial, Inc.	27,500	540,925
PNC Financial Services Group, Inc.	7,104	1,122,574
Regions Financial Corp.	45,392	872,888
SunTrust Banks, Inc.	11,790	833,553
U.S. Bancorp	17,450	997,093
Wells Fargo & Co.	51,268	3,372,409
Zions Bancorp	9,240	499,237
		23,134,705

BEVERAGES (1.5%)
Coca-Cola Co. (The)	52,040	2,476,583
Dr Pepper Snapple Group, Inc.	4,760	568,106
Monster Beverage Corp.(a)	12,620	861,063
PepsiCo, Inc.	19,431	2,337,549
		6,243,301

BIOTECHNOLOGY (3.0%)
AbbVie, Inc.	26,780	3,005,252
Alexion Pharmaceuticals, Inc.(a)	3,211	383,136
Amgen, Inc.	9,393	1,747,568
Biogen Idec, Inc.(a)	2,907	1,011,084
Celgene Corp.(a)	12,770	1,291,813
Gilead Sciences, Inc.	15,810	1,324,878
Incyte Corp.(a)	6,530	589,594
Regeneron Pharmaceuticals, Inc.(a)	2,413	884,726
Vertex Pharmaceuticals, Inc.(a)	12,420	2,072,525
		12,310,576

BUILDING PRODUCTS (0.5%)
A.O. Smith Corp.	8,080	539,582
Allegion PLC	963	82,924
Fortune Brands Home & Security, Inc.	7,930	562,475
Johnson Controls International PLC	22,211	869,117
Masco Corp.	4,220	188,465
		2,242,563

CAPITAL MARKETS (3.7%)
Affiliated Managers Group, Inc.	754	150,521
Ameriprise Financial, Inc.	2,126	358,656
Bank of New York Mellon Corp.	18,561	1,052,409
BlackRock, Inc., Class A	1,673	939,891
CBOE Holdings, Inc.	11,140	1,497,104
Charles Schwab Corp.	22,900	1,221,486
CME Group, Inc.	3,915	600,874
E*TRADE Financial Corp.(a)	17,648	930,049
Franklin Resources, Inc.	2,760	117,051
Goldman Sachs Group, Inc.	6,584	1,763,788
IntercontinentalExchange Group, Inc.	16,615	1,226,852
Invesco Ltd.	10,140	366,358
Moody's Corp.	6,530	1,056,489
Morgan Stanley	26,400	1,492,920
Northern Trust Corp.	2,540	267,691
Raymond James Financial, Inc.	1,010	97,354
S&P Global, Inc.	5,800	1,050,380
State Street Corp.	4,357	480,011
T. Rowe Price Group, Inc.	7,190	802,620
The NASDAQ OMX Group, Inc.	1,600	129,456
		15,601,960

CHEMICALS (2.1%)
Air Products & Chemicals, Inc.	2,860	481,538
Albemarle Corp.	1,500	167,385
CF Industries Holdings, Inc.	2,770	117,559
DowDuPont, Inc.	29,546	2,233,087
Ecolab, Inc.	3,610	497,025
FMC Corp.	5,570	508,708
International Flavors & Fragrances, Inc.	840	126,252
LyondellBasell Industries N.V., Class A	3,470	415,845
Monsanto Co.	6,090	741,762
PPG Industries, Inc.	3,378	401,070
Praxair, Inc.	3,740	603,972
The Mosaic Co.	43,920	1,199,016
The Sherwin-Williams Co.	2,715	1,132,454
		8,625,673

COMMERCIAL SERVICES & SUPPLIES (0.5%)
Cintas Corp.	5,070	854,041
Republic Services, Inc., Class A	3,796	261,165
Stericycle, Inc.(a)	1,830	137,909
Waste Management, Inc.	11,310	1,000,143
		2,253,258

COMMUNICATIONS EQUIPMENT (0.9%)
Cisco Systems, Inc.	55,020	2,285,531

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2018 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
F5 Networks, Inc.(a)	1,080	$156,103
Harris Corp.	1,730	275,727
Juniper Networks, Inc.	6,840	178,866
Motorola Solutions, Inc.	8,951	890,267
		3,786,494

CONSTRUCTION & ENGINEERING (0.7%)
Fluor Corp.	21,070	1,278,949
Jacobs Engineering Group, Inc.	9,670	671,678
Quanta Services, Inc.(a)	23,520	905,285
		2,855,912

CONSTRUCTION MATERIALS (0.1%)
Martin Marietta Materials, Inc.	1,050	239,579
Vulcan Materials Co.	2,173	294,224
		533,803

CONSUMER FINANCE (1.0%)
American Express Co.	8,670	861,798
Capital One Financial Corp.	14,228	1,479,143
Discover Financial Services	4,490	358,302
Navient Corp.	67,700	964,725
Synchrony Financial	8,740	346,803
		4,010,771

CONTAINERS & PACKAGING (0.5%)
Avery Dennison Corp.	5,470	671,060
Ball Corp.	3,960	151,589
International Paper Co.	4,550	286,013
Packaging Corporation of America	1,170	146,987
Sealed Air Corp.	2,090	98,961
WestRock Co.	12,299	819,482
		2,174,092

DISTRIBUTORS (0.1%)
Genuine Parts Co.	4,260	443,338
LKQ Corp.(a)	3,710	155,932
		599,270

DIVERSIFIED CONSUMER SERVICES (0.0%)
H&R Block, Inc.	3,060	81,212

DIVERSIFIED FINANCIAL SERVICES (1.8%)
Berkshire Hathaway, Inc., Class B(a)	29,970	6,424,969
Leucadia National Corp.	47,590	1,288,261
		7,713,230

DIVERSIFIED TELECOMMUNICATION SERVICES (1.8%)
AT&T, Inc.	76,988	2,883,201
CenturyLink, Inc.	122,699	2,185,269
Verizon Communications, Inc.	45,730	2,472,621
		7,541,091

ELECTRIC UTILITIES (1.3%)
Alliant Energy Corp.	2,090	83,077
American Electric Power Company, Inc.	5,370	369,348
Duke Energy Corp.	11,684	917,194
Edison International	4,490	280,760
Entergy Corp.	1,480	116,461
Eversource Energy	3,510	221,446
Exelon Corp.	25,759	991,979
FirstEnergy Corp.	5,119	168,415
NextEra Energy, Inc.	4,970	787,347
PG&E Corp.	15,120	641,542
Pinnacle West Capital Corp.	20	1,599
PPL Corp.	7,780	247,949
Southern Co.	10,160	458,318
Xcel Energy, Inc.	6,190	282,512
		5,567,947

ELECTRICAL EQUIPMENT (0.6%)
Acuity Brands, Inc.	740	114,286
AMETEK, Inc.	8,770	669,151
Eaton Corp. PLC	9,170	770,005
Emerson Electric Co.	7,540	544,614
Rockwell Automation, Inc.	2,160	426,146
		2,524,202

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.6%)
Amphenol Corp., Class A	9,440	875,749
Corning, Inc.	36,360	1,135,159
FLIR Systems, Inc.	1,270	65,037
TE Connectivity Ltd.	3,650	374,234
		2,450,179

ENERGY EQUIPMENT & SERVICES (1.2%)
Baker Hughes, a GE company LLC	39,749	1,277,930
Halliburton Co.	10,320	554,184
Helmerich & Payne, Inc.	740	53,302
National-Oilwell Varco, Inc.	19,806	726,484
Schlumberger Ltd.	15,334	1,128,276
TechnipFMC PLC	41,880	1,359,425
		5,099,601

EQUITY REAL ESTATE INVESTMENT TRUSTS (2.8%)
Alexandria Real Estate Equities, Inc.	1,100	142,670
American Tower Corp.	10,400	1,536,080
Apartment Investment & Management Co., Class A	2,459	102,885
AvalonBay Communities, Inc.	1,744	297,178
Boston Properties, Inc.	1,890	233,812
Crown Castle International Corp.	4,890	551,445
Digital Realty Trust, Inc.	2,660	297,787
Duke Realty Corp.	5,660	149,481
Equinix, Inc.	1,854	843,922
Equity Residential	4,620	284,638
Essex Property Trust, Inc.	865	201,528
Extra Space Storage, Inc.	8,210	685,371
Federal Realty Investment Trust	860	103,888
General Growth Properties, Inc.	10,140	233,524
HCP, Inc.	5,330	128,346
Host Hotels & Resorts, Inc.	10,533	218,665
Iron Mountain, Inc.	2,919	102,253
Kimco Realty Corp.	9,420	149,872
Macerich Co.	1,520	98,146
Mid-America Apartment Communities, Inc.	1,440	137,333
Prologis, Inc.	19,812	1,289,959
Public Storage, Inc.	1,867	365,484
Realty Income Corp.	3,960	210,632
Regency Centers Corp.	1,610	101,285
SBA Communications Corp.(a)	6,250	1,090,625
Simon Property Group, Inc.	4,010	655,114
SL Green Realty Corp.	1,170	117,608
UDR, Inc.	4,890	178,632
Ventas, Inc.	4,480	250,746
Vornado Realty Trust	2,105	150,886
Welltower, Inc.	4,610	276,462
Weyerhaeuser Co.	7,989	299,907
		11,486,164

FOOD & STAPLES RETAILING (2.2%)
Costco Wholesale Corp.	6,900	1,344,603
CVS Corp.	25,705	2,022,727
SYSCO Corp.	10,870	683,397
The Kroger Co.	41,940	1,273,298
Walgreens Boots Alliance, Inc.	17,550	1,320,813
Wal-Mart Stores, Inc.	23,470	2,501,902
		9,146,740

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2018 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
FOOD PRODUCTS (1.5%)
Archer-Daniels-Midland Co.	39,290	$1,687,505
Campbell Soup Co.	3,800	176,890
ConAgra Foods, Inc.	6,230	236,740
General Mills, Inc.	9,310	544,542
Hormel Foods Corp.	4,330	148,649
J.M. Smucker Co.	3,740	474,569
Kellogg Co.	4,850	330,333
McCormick & Company, Inc.	2,070	225,154
Mondelez International, Inc., Class A	18,840	836,496
The Hershey Co.	2,100	231,693
The Kraft Heinz Co.	7,856	615,832
Tyson Foods, Inc., Class A	8,850	673,574
		6,181,977

HEALTH CARE EQUIPMENT & SUPPLIES (4.3%)
Abbott Laboratories	32,002	1,989,244
Align Technology, Inc.(a)	6,370	1,668,940
Baxter International, Inc.	11,630	837,709
Becton, Dickinson & Co.	6,800	1,651,992
Boston Scientific Corp.(a)	40,267	1,125,865
Danaher Corp.	9,320	943,929
Dentsply Sirona, Inc.	4,300	261,483
Edwards Lifesciences Corp.(a)	9,270	1,173,397
Hologic, Inc.(a)	24,110	1,029,497
IDEXX Laboratories, Inc.(a)	5,370	1,004,405
Intuitive Surgical, Inc.(a)	4,301	1,856,613
Medtronic PLC	18,183	1,561,738
ResMed, Inc.	8,160	822,446
Stryker Corp.	7,980	1,311,752
Varian Medical Systems, Inc.(a)	2,310	294,525
Zimmer Holdings, Inc.	2,930	372,462
		17,905,997

HEALTH CARE PROVIDERS & SERVICES (4.0%)
Aetna, Inc.	5,904	1,102,985
AmerisourceBergen Corp.	9,620	958,825
Anthem, Inc.	4,150	1,028,577
Cardinal Health, Inc.	20,920	1,501,847
Centene Corp.(a)	15,330	1,643,989
CIGNA Corp.	7,620	1,587,627
DaVita, Inc.(a)	9,990	779,620
Envision Healthcare Corp.(a)	49,130	1,768,189
Express Scripts Holding Co.(a)	22,511	1,782,421
Henry Schein, Inc.(a)	3,500	264,880
Humana, Inc.	4,113	1,159,167
Laboratory Corporation of America Holdings(a)	2,220	387,390
McKesson Corp.	9,585	1,618,715
Patterson Companies, Inc.	21,210	761,227
Quest Diagnostics, Inc.	2,920	308,994
		16,654,453

HEALTH CARE TECHNOLOGY (0.3%)
Cerner Corp.(a)	16,920	1,169,680

HOTELS, RESTAURANTS & LEISURE (1.9%)
Carnival Corp., Class A	4,990	357,334
Chipotle Mexican Grill, Inc.(a)	478	155,235
Hilton Worldwide Holdings, Inc.	3,350	286,927
Marriott International, Inc., Class A	11,396	1,679,087
McDonald's Corp.	9,150	1,565,931
Norwegian Cruise Line Holdings Ltd.(a)	17,100	1,038,654
Royal Caribbean Cruises Ltd.	2,410	321,856
Starbucks Corp.	17,470	992,471
Wyndham Worldwide Corp.	8,230	1,021,590
YUM! Brands, Inc.	4,650	393,343
		7,812,428

HOUSEHOLD DURABLES (1.2%)
D.R. Horton, Inc.	25,646	1,257,936
Garmin Ltd.	1,590	100,074
Leggett & Platt, Inc.	1,580	73,486
Lennar Corp., Class A	2,250	140,985
Mohawk Industries, Inc.(a)	1,014	284,995
Newell Rubbermaid, Inc.	33,520	886,269
Pulte Group, Inc.	36,945	1,175,959
Whirlpool Corp.	5,292	960,075
		4,879,779

HOUSEHOLD PRODUCTS (1.1%)
Church & Dwight Company, Inc.	5,740	280,399
Clorox Co.	2,000	283,380
Colgate-Palmolive Co.	12,280	911,667
Kimberly-Clark Corp.	5,830	682,110
Procter & Gamble Co.	30,581	2,640,364
		4,797,920

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS (0.2%)
NRG Energy, Inc.	3,430	89,214
The AES Corp.	75,140	868,619
		957,833

INDUSTRIAL CONGLOMERATES (1.1%)
3M Co.	7,784	1,949,892
Honeywell International, Inc.	9,140	1,459,384
Roper Industries, Inc.	3,672	1,030,326
		4,439,602

INSURANCE (4.5%)
AFLAC, Inc.	10,310	909,342
American International Group, Inc.	23,594	1,508,128
Aon PLC	3,080	437,884
Arthur J. Gallagher & Co.	2,340	159,869
Assurant, Inc.	8,730	798,620
Brighthouse Financial, Inc.(a)	798	51,279
Chubb Ltd.	8,581	1,339,923
Cincinnati Financial Corp.	5,292	406,955
Everest Re Group Ltd.	3,990	916,902
Hartford Financial Services Group, Inc.	17,610	1,034,764
Lincoln National Corp.	14,236	1,178,741
Loews Corp.	22,970	1,186,400
Marsh & McLennan Companies, Inc.	6,940	579,629
MetLife, Inc.	29,270	1,407,009
Principal Financial Group, Inc.	2,860	193,336
Progressive Corp.	21,830	1,181,003
Prudential Financial, Inc.	14,775	1,755,566
The Allstate Corp.	4,620	456,317
The Travelers Companies, Inc.	7,580	1,136,394
Torchmark Corp.	1,267	115,107
Unum Group	15,110	803,701
Willis Towers Watson PLC	1,560	250,333
XL Group Ltd.	26,730	984,733
		18,791,935

INTERNET & DIRECT MARKETING RETAIL (0.7%)
Expedia, Inc.	3,715	475,557
Priceline.com, Inc.(a)	1,127	2,154,881
TripAdvisor, Inc.(a)	3,705	128,452
		2,758,890

INTERNET SOFTWARE & SERVICES (4.1%)
Akamai Technologies, Inc.(a)	2,310	154,747
Alphabet, Inc., Class A(a)	3,727	4,406,134
Alphabet, Inc., Class C(a)	3,650	4,270,281
eBay, Inc.(a)	34,660	1,406,503
Facebook, Inc.(a)	32,730	6,116,910

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2018 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
VeriSign, Inc.(a)	8,220	$944,642
		17,299,217

IT SERVICES (4.5%)
Accenture PLC, Class A	7,560	1,214,892
Alliance Data Systems Corp.	827	212,258
Automatic Data Processing, Inc.	5,280	652,766
Cognizant Technology Solutions Corp., Class A	15,410	1,201,672
CSRA, Inc.	2,090	69,555
DXC Technology Co.	3,477	346,135
Fidelity National Information Services, Inc.	5,346	547,217
Fiserv, Inc.(a)	6,040	850,674
Gartner, Inc.(a)	5,720	793,593
International Business Machines Corp.	10,066	1,647,804
MasterCard, Inc., Class A	17,070	2,884,830
Paychex, Inc.	4,990	340,567
PayPal Holdings, Inc.(a)	29,860	2,547,655
Total System Services, Inc.	16,701	1,484,051
Visa, Inc., Class A	29,934	3,718,701
Western Union Co.	6,920	143,867
		18,656,237

LEISURE PRODUCTS (0.0%)
Hasbro, Inc.	1,530	144,692
Mattel, Inc.	4,560	72,231
		216,923

LIFE SCIENCES TOOLS & SERVICES (1.2%)
Agilent Technologies, Inc.	14,970	1,099,247
Illumina, Inc.(a)	6,018	1,400,028
IQVIA Holdings, Inc.(a)	3,140	320,877
Mettler-Toledo International, Inc.(a)	1,540	1,039,900
PerkinElmer, Inc.	2,930	234,869
Waters Corp.(a)	4,030	868,908
		4,963,829

MACHINERY (1.2%)
Caterpillar, Inc.	6,890	1,121,554
Cummins, Inc.	1,890	355,320
Deere & Co.	3,482	579,474
Dover Corp.	1,220	129,576
Flowserve Corp.	580	26,286
Fortive Corp.	3,020	229,580
Illinois Tool Works, Inc.	5,710	991,656
Ingersoll-Rand PLC	2,680	253,608
PACCAR, Inc.	3,725	277,736
Parker Hannifin Corp.	1,545	311,194
Pentair PLC	840	60,060
Snap-on, Inc.	750	128,483
Stanley Black & Decker, Inc.	1,772	294,560
Xylem, Inc.	1,800	130,068
		4,889,155

MEDIA (1.7%)
Charter Communications, Inc., Class A(a)	4,960	1,871,160
Discovery Communications, Inc., Class A(a)	20,620	516,943
Discovery Communications, Inc., Class C(a)	13,970	333,324
Dish Network Corp.(a)	4,260	199,794
Interpublic Group of Companies, Inc.	20,790	455,093
News Corp., Class A	45,030	770,463
News Corp., Class B	8,780	153,211
Omnicom Group, Inc.	5,270	403,946
Scripps Networks Interactive, Inc., Class A	2,430	213,816
The Walt Disney Co.	19,400	2,108,198
		7,025,948

METALS & MINING (0.3%)
Freeport-McMoRan Copper & Gold, Inc., Class B(a)	15,888	309,816
Newmont Mining Corp.	6,310	255,618
Nucor Corp.	10,630	711,785
		1,277,219

MULTILINE RETAIL (1.6%)
Dollar General Corp.	3,210	331,015
Dollar Tree, Inc.(a)	9,102	1,046,730
Kohl's Corp.	28,060	1,817,446
Macy's, Inc.	51,762	1,343,224
Nordstrom, Inc.	13,050	643,496
Target Corp.	20,690	1,556,302
		6,738,213

MULTI-UTILITIES (0.9%)
Ameren Corp.	3,060	173,288
CenterPoint Energy, Inc.	7,500	211,350
CMS Energy Corp.	4,630	207,192
Consolidated Edison, Inc.	3,970	319,029
Dominion Resources, Inc.	7,514	574,370
DTE Energy Co.	1,670	176,419
NiSource, Inc.	7,770	191,764
Public Service Enterprise Group, Inc.	6,566	340,578
SCANA Corp.	21,240	863,194
Sempra Energy	2,870	307,147
WEC Energy Group	3,785	243,376
		3,607,707

OIL, GAS & CONSUMABLE FUELS (4.6%)
Anadarko Petroleum Corp.	5,970	358,498
Andeavor	11,940	1,291,430
Apache Corp.	3,690	165,570
Cabot Oil & Gas Corp., Class A	4,510	118,838
Chesapeake Energy Corp.(a)	82,220	287,770
Chevron Corp.	23,749	2,976,937
Cimarex Energy Co.	950	106,590
Concho Resources, Inc.(a)	1,680	264,499
ConocoPhillips	12,099	711,542
Devon Energy Corp.	5,250	217,193
EOG Resources, Inc.	5,964	685,860
EQT Corp.	2,500	135,725
Exxon Mobil Corp.	47,470	4,144,131
Hess Corp.	3,070	155,066
Kinder Morgan, Inc.	53,590	963,548
Marathon Oil Corp.	11,460	208,457
Marathon Petroleum Corp.	18,160	1,257,943
Newfield Exploration Co.(a)	2,030	64,270
Noble Energy, Inc.	4,330	132,152
Occidental Petroleum Corp.	8,342	625,400
ONEOK, Inc.	4,000	235,440
Phillips 66	11,829	1,211,290
Pioneer Natural Resources Co.	2,066	377,892
Range Resources Corp.	41,930	597,503
Valero Energy Corp.	17,880	1,715,944
Williams Companies, Inc.	8,910	279,685
		19,289,173

PERSONAL PRODUCTS (0.4%)
Coty, Inc.	25,290	495,937
The Estee Lauder Companies, Inc., Class A	8,010	1,081,029
		1,576,966

PHARMACEUTICALS (1.1%)
Allergan PLC	5,200	937,352
Eli Lilly & Co.	15,670	1,276,321
Mylan N.V.(a)	20,670	885,710
Perrigo Co. PLC	2,811	254,733
Zoetis, Inc.	14,070	1,079,591
		4,433,707

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2018 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
PROFESSIONAL SERVICES (0.2%)
Equifax, Inc.	1,510	$188,644
IHS Markit Ltd.(a)	4,340	207,148
Nielsen Holdings PLC	5,520	206,503
Robert Half International, Inc.	1,070	61,932
Verisk Analytics, Inc.(a)	2,240	224,112
		888,339

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
CBRE Group, Inc., Class A(a)	24,060	1,099,301

ROAD & RAIL (0.6%)
CSX Corp.	15,670	889,586
J.B. Hunt Transport Services, Inc.	740	89,414
Kansas City Southern Industries, Inc.	970	109,736
Norfolk Southern Corp.	2,880	434,535
Union Pacific Corp.	8,332	1,112,322
		2,635,593

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.0%)
Advanced Micro Devices, Inc.(a)	8,050	110,607
Analog Devices, Inc.	9,894	909,061
Applied Materials, Inc.	39,850	2,137,155
Broadcom Ltd.	9,175	2,275,675
Intel Corp.	48,720	2,345,381
KLA-Tencor Corp.	5,960	654,408
Lam Research Corp.	9,353	1,791,286
Microchip Technology, Inc.	10,940	1,041,707
Micron Technology, Inc.(a)	28,730	1,256,075
NVIDIA Corp.	13,255	3,258,079
Qorvo, Inc.(a)	13,760	987,555
QUALCOMM, Inc.	15,880	1,083,810
Skyworks Solutions, Inc.	10,460	1,016,817
Texas Instruments, Inc.	14,380	1,577,055
Xilinx, Inc.	2,730	199,345
		20,644,016

SOFTWARE (5.6%)
Activision Blizzard, Inc.	26,570	1,969,634
Adobe Systems, Inc.(a)	14,234	2,843,384
ANSYS, Inc.(a)	5,990	968,283
Autodesk, Inc.(a)	3,270	378,077
CA, Inc.	4,340	155,589
Cadence Design Systems, Inc.(a)	23,180	1,039,855
Citrix Systems, Inc.(a)	2,570	238,393
Intuit, Inc.	6,930	1,163,547
Microsoft Corp.	81,580	7,750,916
Oracle Corp.	34,721	1,791,256
Red Hat, Inc.(a)	12,410	1,630,426
Salesforce.com, Inc.(a)	19,010	2,165,429
Symantec Corp.	8,472	230,693
Synopsys, Inc.(a)	9,790	906,652
		23,232,134

SPECIALTY RETAIL (2.7%)
Advance Auto Parts, Inc.	6,571	768,741
AutoZone, Inc.(a)	468	358,226
Best Buy Company, Inc.	15,600	1,139,736
CarMax, Inc.(a)	1,980	141,313
Foot Locker, Inc.	17,690	869,463
Gap, Inc.	12,510	415,832
Home Depot, Inc.	16,400	3,294,760
L Brands, Inc.	2,710	135,744
Lowe's Companies, Inc.	10,010	1,048,347
O'Reilly Automotive, Inc.(a)	1,296	343,038
Ross Stores, Inc.	4,500	370,755
Signet Jewelers Ltd.	22,890	1,210,881
Tiffany & Co.	1,350	143,978
TJX Companies, Inc.	7,430	596,778
Tractor Supply Co.	2,100	160,125
Ulta Salon Cosmetics & Fragrance, Inc.(a)	1,060	235,426
		11,233,143

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (3.5%)
Apple Computer, Inc.	58,691	9,826,634
Hewlett Packard Enterprise Co.	91,610	1,502,404
HP, Inc.	20,050	467,566
NetApp, Inc.	10,480	644,520
Seagate Technology PLC	2,980	164,496
Western Digital Corp.	9,081	808,028
Xerox Corp.	33,541	1,144,754
		14,558,402

TEXTILES, APPAREL & LUXURY GOODS (0.8%)
Hanesbrands, Inc.	6,620	143,786
Michael Kors Holdings Ltd.(a)	10,420	687,720
NIKE, Inc., Class B	15,460	1,054,681
PVH Corp.	3,910	606,363
Ralph Lauren Corp.	895	102,308
Tapestry, Inc.	3,340	157,114
Under Armour, Inc., Class A(a)	5,780	80,111
Under Armour, Inc., Class C(a)	1,024	13,158
VF Corp.	3,895	316,040
		3,161,281

TRADING COMPANIES & DISTRIBUTORS (0.3%)
Fastenal Co.	3,040	167,078
United Rentals, Inc.(a)	5,560	1,006,972
W.W. Grainger, Inc.	835	225,166
		1,399,216

WATER UTILITIES (0.0%)
American Water Works Company, Inc.	2,170	180,479

TOTAL COMMON STOCKS (COST $327,604,040)		413,162,887

RIGHTS (0.0%)
FOOD & STAPLES RETAILING (0.0%)
Safeway, Inc.(a)(b)	25,130	–
Safeway, Inc.(a)(b)	25,130	–

TOTAL RIGHTS (COST $–)		–

MONEY MARKET FUND (0.9%)
Federated Government Obligations Fund, Institutional Shares, 1.18%(c)	3,629,428	3,629,428

TOTAL MONEY MARKET FUND (COST $3,629,428)		3,629,428
TOTAL INVESTMENTS (COST $331,233,468) 100.0%		416,792,315
LIABILITIES IN EXCESS OF OTHER ASSETS 0.0%		(41,299)

NET ASSETS 100.0%		$416,751,016

(a)	Represents non-income producing security.
(b)	These securities have been deemed illiquid and represent 0.0% of the Fund’s net assets.
(c)	Variable rate money market investment. The rate shown represents the rate as of January 31, 2018.

LLC—Limited Liability Company
PLC—Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2018 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.2%)
AEROSPACE & DEFENSE (1.7%)
AAR Corp.	4,600	$186,162
Aerojet Rocketdyne Holdings, Inc.(a)	7,640	210,100
AeroVironment, Inc.(a)	3,550	182,328
Axon Enterprise, Inc.(a)	6,300	166,698
Cubic Corp.	1,520	88,236
Curtiss-Wright Corp.	2,550	333,183
Engility Holdings, Inc.(a)	7,910	206,926
Esterline Technologies Corp.(a)	4,260	313,323
KLX, Inc.(a)	6,650	469,889
Mercury Computer Systems, Inc.(a)	10,150	487,403
Moog, Inc., Class A(a)	1,830	164,810
National Presto Industries, Inc.	370	37,610
Orbital ATK, Inc.	4,293	566,247
Teledyne Technologies, Inc.(a)	2,400	458,208
Triumph Group, Inc.	7,780	226,787
		4,097,910

AIR FREIGHT & LOGISTICS (0.4%)
Atlas Air Worldwide Holdings(a)	6,030	339,489
Echo Global Logistics, Inc.(a)	7,930	231,556
Forward Air Corp.	2,930	177,880
Hub Group, Inc., Class A(a)	5,790	278,210
		1,027,135

AIRLINES (0.4%)
Allegiant Travel Co.	776	123,578
Hawaiian Holdings, Inc.	3,140	117,279
JetBlue Airways Corp.(a)	22,600	471,436
SkyWest, Inc.	3,030	168,923
		881,216

AUTO COMPONENTS (1.4%)
American Axle & Manufacturing Holdings, Inc.(a)	22,680	400,302
Cooper Tire & Rubber Co.	7,950	310,845
Cooper-Standard Holding, Inc.(a)	1,900	236,721
Dana, Inc.	8,380	276,456
Delphi Technologies PLC(a)	7,860	434,108
Dorman Products, Inc.(a)	1,800	135,792
Fox Factory Holding Corp.(a)	8,090	310,251
Gentex Corp.	17,210	407,533
Gentherm, Inc.(a)	2,220	71,040
LCI Industries	2,790	307,598
Motorcar Parts of America, Inc.(a)	1,270	34,569
Standard Motor Products, Inc.	2,540	121,666
Superior Industries International, Inc.	21,240	357,894
		3,404,775

AUTOMOBILES (0.4%)
Thor Industries, Inc.	4,340	593,104
Winnebago Industries, Inc.	5,860	266,337
		859,441

BANKS (6.0%)
Ameris Bancorp	2,260	121,023
Associated Bancorp	13,150	325,462
Banc of California, Inc.	2,860	56,342
BancorpSouth Bank	4,170	139,903
Bank of Hawaii Corp.	2,400	200,808
Bank of the Ozarks, Inc.	8,930	446,053
Banner Corp.	1,880	102,159
Boston Private Financial Holdings, Inc.	6,690	103,026
Brookline Bancorp, Inc.	6,090	97,440
Cathay General Bancorp	3,620	158,339
Central Pacific Financial Corp.	2,140	63,280
Chemical Financial Corp.	3,984	232,705
City Holding Co.	810	55,728
Columbia Banking System, Inc.	3,100	133,548
Commerce Bancshares, Inc.	4,837	283,013
Community Bank System, Inc.	2,850	151,905
Cullen/Frost Bankers, Inc.	3,200	340,512
Customers Bancorp, Inc.(a)	2,480	76,012
CVB Financial Corp.	3,720	87,048
East West Bancorp, Inc.	9,460	623,509
F.N.B. Corp.	19,590	281,117
Fidelity Southern Corp.	560	13,418
First Bancorp(a)	48,752	292,512
First Commonwealth Financial Corp.	4,950	71,627
First Financial Bancorp	2,060	58,710
First Financial Bankshares, Inc.	3,700	171,865
First Horizon National Corp.	18,240	362,246
First Midwest Bancorp, Inc.	6,240	155,126
Fulton Financial Corp.	11,130	202,566
Glacier Bancorp, Inc.	3,730	146,291
Great Western Bancorp, Inc.	3,280	138,252
Hancock Holding Co.	4,619	248,040
Hanmi Financial Corp.	2,241	70,592
Home Bancshares, Inc.	9,702	232,945
Hope Bancorp, Inc.	7,602	144,742
Independent Bank Corp. - Massachusetts	1,500	107,025
International Bancshares Corp.	3,120	129,480
LegacyTexas Financial Group, Inc.	6,160	271,286
MB Financial, Inc.	4,421	189,130
National Bank Holdings Corp.	10,310	342,704
NBT Bancorp	1,690	62,378
OFG Bancorp	20,700	235,980
Old National Bancorp	4,940	85,462
Opus Bank	4,570	123,847
Pacific Premier Bancorp, Inc.(a)	5,810	236,758
PacWest Bancorp	8,290	434,645
Pinnacle Financial Partners, Inc.	4,210	266,493
Prosperity Bancshares, Inc.	3,830	290,314
S&T Bancorp, Inc.	1,570	63,365
ServisFirst Bancshares, Inc.	5,090	215,918
Signature Bank(a)	2,980	458,920
Simmons First National Corp., Class A	2,260	133,001
Southside Bancshares, Inc.	1,894	65,021
Sterling Bancorp	14,199	351,425
SVB Financial Group(a)	3,160	779,098
Synovus Financial Corp.	7,862	396,166
TCF Financial Corp.	8,990	192,836
Texas Capital Bancshares, Inc.(a)	3,790	359,292
Tompkins Financial Corp.	839	69,108
Trustmark Corp.	4,340	137,969
UMB Financial Corp.	2,400	182,832
Umpqua Holdings Corp.	14,270	308,946
United Bankshares, Inc.	7,243	266,542
United Community Banks, Inc.	5,222	165,433
Valley National Bancorp	12,762	160,418
Webster Financial Corp.	5,340	302,351
WestAmerica Bancorp	1,430	84,899
Wintrust Financial Corp.	3,200	274,880
		14,131,786

BEVERAGES (0.1%)
Coca-Cola Bottling Co. Consolidated	1,199	242,821

BIOTECHNOLOGY (1.8%)
Acorda Therapeutics, Inc.(a)	2,830	73,438
AMAG Pharmaceuticals, Inc.(a)	2,820	40,467
Bioverativ, Inc.(a)	8,930	920,326
Cytokinetics, Inc.(a)	3,980	36,616
Eagle Pharmaceuticals, Inc.(a)	2,160	129,103
Emergent BioSolutions, Inc.(a)	6,390	311,768
Enanta Pharmaceuticals, Inc.(a)	6,050	513,948
Ligand Pharmaceuticals, Inc., Class B(a)	2,610	411,388

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2018 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
MiMedx Group, Inc.(a)	36,160	$605,680
Momenta Pharmaceuticals, Inc.(a)	14,840	252,280
Myriad Genetics, Inc.(a)	8,080	297,990
Progenics Pharmaceuticals, Inc.(a)	7,170	41,945
Repligen Corp.(a)	6,240	220,709
Spectrum Pharmaceuticals, Inc.(a)	4,770	102,746
United Therapeutics Corp.(a)	2,393	308,697
		4,267,101

BUILDING PRODUCTS (1.1%)
AAON, Inc.	2,458	89,471
American Woodmark Corp.(a)	1,680	228,228
Apogee Enterprises, Inc.	1,630	74,181
Gibraltar Industries, Inc.(a)	1,990	73,829
Griffon Corp.	2,660	53,333
Insteel Industries, Inc.	1,140	35,716
Lennox International, Inc.	2,620	570,924
Patrick Industries, Inc.(a)	4,835	309,682
PGT, Inc.(a)	15,690	250,256
Quanex Building Products Corp.	2,565	53,096
Simpson Manufacturing Co., Inc.	3,880	227,911
Trex Co., Inc.(a)	3,900	435,201
Universal Forest Products, Inc.	3,610	134,761
		2,536,589

CAPITAL MARKETS (2.7%)
Donnelley Financial Solutions, Inc.(a)	2,051	43,994
Eaton Vance Corp.	7,230	417,894
Evercore Partners, Inc.	4,460	448,453
FactSet Research Systems, Inc.	2,730	547,884
Federated Investors, Inc., Class B	7,300	253,164
Financial Engines, Inc.	3,410	97,014
Greenhill & Company, Inc.	1,430	26,526
Interactive Brokers Group, Inc., Class A	5,150	329,549
International Fcstone, Inc.(a)	6,300	274,050
Investment Technology Group, Inc.	2,590	55,322
Janus Henderson Group PLC	13,940	548,957
Legg Mason, Inc.	10,040	427,905
MarketAxess Holdings, Inc.	2,680	525,843
MSCI, Inc., Class A	6,980	971,825
Piper Jaffray Companies, Inc.	890	82,147
SEI Investments Co.	8,770	659,066
Stifel Financial Corp.	5,865	396,005
Virtus Investment Partners, Inc.	487	62,336
Waddell & Reed Financial, Inc., Class A	5,260	120,980
WisdomTree Investments, Inc.	6,900	79,971
		6,368,885

CHEMICALS (2.2%)
A. Schulman, Inc.	3,450	134,550
AdvanSix, Inc.(a)	1,760	69,450
American Vanguard Corp.	1,340	28,341
Ashland Global Holdings, Inc.	3,680	267,131
Balchem Corp.	1,835	144,965
Cabot Corp.	3,410	230,652
Calgon Carbon Corp.	2,440	52,094
Flotek Industries, Inc.(a)	41,060	225,830
FutureFuel Corp.	1,380	18,492
H.B. Fuller Co.	2,900	150,365
Hawkins, Inc.	3,140	110,842
Ingevity Corp.(a)	3,210	232,885
Innophos Holdings, Inc.	1,150	53,210
Innospec, Inc.	1,400	100,520
Koppers Holdings, Inc.(a)	4,840	221,672
Kraton Performance Polymers, Inc.(a)	6,840	343,778
LSB Industries, Inc.(a)	1,840	15,622
Mineral Technologies, Inc.	2,060	154,809
NewMarket Corp.	434	172,554
Olin Corp.	9,260	345,213
PolyOne Corp.	4,210	182,967
Quaker Chemical Corp.	730	112,347
Rayonier, Inc.	3,213	60,790
RPM International, Inc.	7,210	376,362
Sensient Technologies Corp.	2,470	177,470
Stepan Co.	1,120	87,830
The Chemours Co.	11,660	601,889
The Scotts Miracle-Gro Co., Class A	2,380	214,843
Tredegar Corp.	8,150	149,553
Valvoline, Inc.	10,376	255,768
		5,292,794

COMMERCIAL SERVICES & SUPPLIES (2.1%)
ABM Industries, Inc.	6,730	255,942
Brady Corp., Class A	2,510	96,007
Clean Harbors, Inc.(a)	3,230	178,748
Copart, Inc.(a)	15,410	679,119
Deluxe Corp.	2,990	222,067
Essendant, Inc.	15,290	138,374
Healthcare Services Group, Inc.	8,102	447,068
Herman Miller, Inc.	7,640	309,420
HNI Corp.	4,540	176,561
Interface, Inc.	6,390	159,431
LSC Communications, Inc.	14,521	198,647
Matthews International Corp., Class A	2,210	123,760
Mobile Mini, Inc.	2,490	94,247
MSA Safety, Inc.	1,930	151,138
Multi-Color Corp.	910	70,525
Pitney Bowes, Inc.	8,970	126,567
R.R. Donnelley & Sons Co.	6,153	50,270
Rollins, Inc.	7,195	355,001
Team, Inc.(a)	13,370	227,290
Tetra Tech, Inc.	3,410	169,477
The Brink's Co.	4,960	413,664
UniFirst Corp.	870	143,811
US Ecology, Inc.	1,390	72,628
Viad Corp.	1,360	77,248
		4,937,010

COMMUNICATIONS EQUIPMENT (1.3%)
ADTRAN, Inc.	2,280	36,480
Applied Optoelectronics, Inc.(a)	12,060	390,623
ARRIS International PLC(a)	13,199	333,935
Bel Fuse, Inc., Class B	5,630	115,696
CalAmp Corp.(a)	9,300	227,664
Ciena Corp.(a)	14,120	300,474
Comtech Telecommunications Corp.	9,880	213,704
Digi International, Inc.(a)	16,920	175,122
Harmonic, Inc.(a)	7,510	27,411
InterDigital, Inc.	3,370	263,029
Lumentum Holdings, Inc.(a)	3,484	161,309
NETGEAR, Inc.(a)	1,880	131,036
NetScout Systems, Inc.(a)	7,110	202,635
Oclaro, Inc.(a)	11,190	66,469
Plantronics, Inc.	2,010	118,570
ViaSat, Inc.(a)	3,080	232,910
VIAVI Solutions, Inc.(a)	9,730	83,483
		3,080,550

CONSTRUCTION & ENGINEERING (1.2%)
AECOM Technology Corp.(a)	15,882	621,145
Aegion Corp.(a)	4,860	121,889
Comfort Systems USA, Inc.	4,920	209,592
Dycom Industries, Inc.(a)	3,950	461,004
EMCOR Group, Inc.	4,510	366,573
Granite Construction, Inc.	2,200	146,718
KBR, Inc.	13,640	277,437
MYR Group, Inc.(a)	6,160	208,701
Orion Group Holdings, Inc.(a)	40,990	308,245

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2018 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Valmont Industries, Inc.	1,220	$199,592
		2,920,896

CONSTRUCTION MATERIALS (0.3%)
Eagle Materials, Inc., Class A	3,540	396,657
U.S. Concrete, Inc.(a)	3,620	281,817
		678,474

CONSUMER FINANCE (0.7%)
Encore Capital Group, Inc.(a)	1,530	63,418
Enova International, Inc.(a)	12,123	217,002
EZCORP, Inc., Class A(a)	20,230	238,714
Firstcash, Inc.	5,268	385,091
Green Dot Corp., Class A(a)	4,580	280,571
PRA Group, Inc.(a)	2,630	94,022
SLM Corp.(a)	26,290	300,758
World Acceptance Corp.(a)	1,570	185,338
		1,764,914

CONTAINERS & PACKAGING (0.6%)
AptarGroup, Inc.	3,610	315,586
Bemis Co., Inc.	5,400	252,396
Greif, Inc., Class A	3,200	189,184
Myers Industries, Inc.	1,120	23,520
Owens-Illinois, Inc.(a)	14,070	326,706
Silgan Holdings, Inc.	4,060	121,353
Sonoco Products Co.	4,750	257,973
		1,486,718

DISTRIBUTORS (0.2%)
Pool Corp.	3,030	409,777

DIVERSIFIED CONSUMER SERVICES (0.8%)
Adtalem Global Education, Inc.(a)	5,510	253,460
American Public Education, Inc.(a)	1,320	33,528
Capella Education Co.	860	68,413
Career Education Corp.(a)	3,860	47,864
Graham Holdings Co.	505	300,197
Regis Corp.(a)	16,310	259,655
Service Corp. International	14,610	583,962
Sotheby's(a)	4,530	239,003
Strayer Education, Inc.	782	72,319
		1,858,401

DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
ATN International, Inc.	770	45,707
Cincinnati Bell, Inc.(a)	2,552	44,022
Cogent Communications Holdings, Inc.	3,950	178,145
Consolidated Communications Holdings, Inc.	3,150	39,218
Frontier Communications Corp.	16,392	134,250
General Communication, Inc., Class A(a)	1,700	71,281
Iridium Communications, Inc.(a)	16,730	212,471
Vonage Holdings Corp.(a)	20,440	228,724
		953,818

ELECTRIC UTILITIES (0.8%)
ALLETE, Inc.	2,740	198,486
El Paso Electric Co.	1,850	96,570
Great Plains Energy, Inc.	12,541	390,276
Hawaiian Electric Industries, Inc.	6,130	209,094
IDACORP, Inc.	2,630	226,916
OGE Energy Corp.	9,110	293,342
PNM Resources, Inc.	4,990	190,119
Westar Energy, Inc.	7,250	374,535
		1,979,338

ELECTRICAL EQUIPMENT (0.7%)
AZZ, Inc.	1,600	72,800
Encore Wire Corp.	3,420	173,052
EnerSys	2,410	169,447
General Cable Corp.	3,000	89,100
Hubbell, Inc.	3,120	424,164
Powell Industries, Inc.	6,280	204,665
Regal-Beloit Corp.	4,370	340,423
Vicor Corp.(a)	5,920	108,336
		1,581,987

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (5.7%)
Agilysys, Inc.(a)	570	6,840
Anixter International, Inc.(a)	5,310	444,447
Arrow Electronics, Inc.(a)	8,970	729,620
Avnet, Inc.	16,110	684,675
Badger Meter, Inc.	1,540	74,228
Belden CDT, Inc.	2,500	211,925
Benchmark Electronics, Inc.(a)	10,510	304,264
Cognex Corp.	13,860	864,448
Coherent, Inc.(a)	2,304	597,934
Control4 Corp.(a)	9,680	262,425
CTS Corp.	2,310	63,525
Daktronics, Inc.	9,920	91,859
Electro Scientific Industries, Inc.(a)	12,270	287,363
ePlus, Inc.(a)	860	66,392
Fabrinet(a)	6,370	158,040
FARO Technologies, Inc.(a)	1,000	53,900
II-VI, Inc.(a)	7,810	333,097
Insight Enterprises, Inc.(a)	8,760	325,171
IPG Photonics Corp.(a)	3,370	849,071
Itron, Inc.(a)	2,000	146,400
Jabil Circuit, Inc.	21,120	537,082
KEMET Corp.(a)	23,580	480,089
Keysight Technologies, Inc.(a)	9,740	455,053
Knowles Corp.(a)	8,610	131,216
Littelfuse, Inc.	2,070	449,894
Methode Electronics, Inc., Class A	2,020	82,517
MTS Systems Corp.	1,070	55,479
National Instruments Corp.	6,975	348,331
OSI Systems, Inc.(a)	1,170	77,314
Park Electrochemical Corp.	760	13,908
Plexus Corp.(a)	3,470	207,333
Rogers Corp.(a)	2,180	359,220
Sanmina Corp.(a)	12,370	323,476
ScanSource, Inc.(a)	11,080	378,936
SYNNEX Corp.	3,420	419,737
Tech Data Corp.(a)	5,330	534,439
Trimble Navigation Ltd.(a)	15,230	671,643
TTM Technologies, Inc.(a)	25,270	416,702
VeriFone Systems, Inc.(a)	5,690	100,599
Vishay Intertechnology, Inc.	9,070	199,087
Zebra Technologies Corp., Class A(a)	4,890	602,252
		13,399,931

ENERGY EQUIPMENT & SERVICES (2.0%)
Archrock, Inc.	16,810	156,333
Bristow Group, Inc.	10,000	154,100
CARBO Ceramics, Inc.(a)	1,100	8,756
Core Laboratories N.V.	2,650	302,895
Diamond Offshore Drilling, Inc.(a)	15,590	275,631
Dril-Quip, Inc.(a)	2,360	121,894
Ensco PLC, Class A, Sponsored ADR	56,064	330,778
Era Group, Inc.(a)	2,580	26,135
Exterran Corp.(a)	1,885	54,439
Geospace Technologies Corp.(a)	570	7,843
Gulf Island Fabrication, Inc.	9,340	120,486
Helix Energy Solutions Group, Inc.(a)	18,030	135,766
Matrix Service Co.(a)	15,240	272,796
McDermott International, Inc.(a)	44,680	392,290
Nabors Industries Ltd.	16,025	125,636
Newpark Resources, Inc.(a)	11,020	100,282

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2018 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Noble Corp. PLC(a)	30,220	$141,732
Oceaneering International, Inc.	11,680	241,542
Oil States International, Inc.(a)	5,880	188,160
Patterson-UTI Energy, Inc.	11,690	276,118
Pioneer Energy Services Corp.(a)	49,760	161,720
Rowan Companies PLC, Class A(a)	17,860	262,899
SEACOR Holdings, Inc.	1,200	55,896
Superior Energy Services, Inc.(a)	7,690	80,360
TETRA Technologies, Inc.(a)	4,190	16,090
Transocean Ltd.(a)	26,000	280,540
Unit Corp.(a)	10,720	259,746
US Silica Holdings, Inc.	4,640	154,466
		4,705,329

EQUITY REAL ESTATE INVESTMENT TRUSTS (5.4%)
Acadia Realty Trust	5,997	147,286
Agree Realty Corp.	1,780	85,689
American Assets Trust, Inc.	3,310	116,711
American Campus Communities, Inc.	7,750	298,065
Camden Property Trust	5,280	457,037
CareTrust REIT, Inc.	5,798	92,130
CBL & Associates Properties, Inc.	46,830	260,375
Cedar Shopping Centers, Inc.	4,120	21,053
Chatham Lodging Trust	1,570	35,168
Chesapeake Lodging Trust	3,940	107,838
Corecivic, Inc.	6,958	161,495
Coresite Realty Corp.	3,360	363,955
Corporate Office Properties Trust	5,190	141,687
Cousins Properties, Inc.	20,119	181,071
Cyrusone, Inc.	5,290	305,180
DCT Industrial Trust, Inc.	8,150	482,398
DiamondRock Hospitality Co.	13,760	161,818
Douglas Emmett, Inc.	8,050	311,294
Easterly Government Properties, Inc.	9,200	191,636
EastGroup Properties, Inc.	3,000	260,430
Education Realty Trust, Inc.	4,780	157,883
EPR Properties	3,860	227,972
First Industrial Realty Trust, Inc.	11,370	350,878
Four Corners Property Trust, Inc.	17,217	406,321
Franklin Street Properties Corp.	3,250	32,955
Getty Realty Corp.	2,470	64,813
Government Properties Income Trust	4,270	73,273
Healthcare Realty Trust, Inc.	7,960	237,765
Hersha Hospitality Trust	11,840	219,632
Highwood Properties, Inc.	5,600	268,128
Hospitality Properties Trust	8,030	228,132
Independence Realty Trust, Inc.	470	4,319
JBG Smith Properties	4,780	161,325
Kilroy Realty Corp.	5,460	389,407
Kite Realty Group Trust	8,035	135,470
Lamar Advertising Co.	4,650	334,800
LaSalle Hotel Properties	9,130	278,830
Lexington Realty Trust	17,775	160,331
Liberty Property Trust	8,550	354,056
Life Storage, Inc.	2,780	231,018
LTC Properties, Inc.	2,510	102,860
Mack-Cali Realty Corp.	4,340	87,104
Medical Properties Trust, Inc.	23,000	300,840
National Retail Properties, Inc.	8,820	349,978
National Storage Affiliates	16,300	413,531
OMEGA Healthcare Investors, Inc.	10,826	292,735
Pennsylvania Real Estate Investment Trust	3,840	42,854
Potlatch Corp.	2,330	123,257
PS Business Parks, Inc.	1,340	163,627
Quality Care Properties(a)	6,160	83,160
Ramco-Gershenson Properties Trust	2,430	32,125
Rayonier, Inc.	5,600	181,776
Retail Opportunity Investments Corp.	8,900	163,493
Sabra Healthcare REIT, Inc.	15,579	281,980
Saul Centers, Inc.	840	45,973
Senior Housing Properties Trust	14,200	246,086
Summit Hotel Properties, Inc.	7,620	118,034
Tanger Factory Outlet Center	6,890	173,490
Taubman Centers, Inc.	3,640	224,406
The Geo Group, Inc.	6,654	150,048
Uniti Group, Inc.	9,874	156,305
Universal Health Realty Income Trust	790	52,575
Urban Edge Properties	4,870	113,861
Urstadt Biddle Properties, Inc., Class A	3,170	61,561
Washington Prime Group, Inc.	20,420	134,364
Weingarten Realty Investors	7,820	231,081
		12,826,728

FOOD & STAPLES RETAILING (0.7%)
SpartanNash Co.	10,034	244,529
Sprouts Farmers Markets, Inc.(a)	13,800	385,434
SuperValu, Inc.(a)	11,831	187,403
The Andersons, Inc.	9,715	331,281
United Natural Foods, Inc.(a)	9,050	430,780
		1,579,427

FOOD PRODUCTS (1.9%)
B&G Foods, Inc.	4,040	133,320
Calavo Growers, Inc.	4,670	406,290
Cal-Maine Foods, Inc.(a)	1,850	78,717
Darling International, Inc.(a)	10,220	189,479
Dean Foods Co.	26,240	272,109
Flowers Foods, Inc.	11,083	217,338
Hain Celestial Group, Inc. (The)(a)	5,690	217,016
Ingredion, Inc.	4,040	580,306
J & J Snack Foods Corp.	930	128,749
John B. Sanfilippo & Son, Inc.	540	33,815
Lamb Weston Holding, Inc.	10,190	597,134
Lancaster Colony Corp.	1,160	148,944
Post Holdings, Inc.(a)	3,985	301,545
Sanderson Farms, Inc.	1,180	149,742
Seneca Foods Corp., Class A(a)	10,760	339,478
Snyders-Lance, Inc.	4,630	231,407
Tootsie Roll Industries, Inc.	986	35,299
TreeHouse Foods, Inc.(a)	9,350	440,946
		4,501,634

GAS UTILITIES (1.0%)
Atmos Energy Corp.	5,720	474,188
National Fuel Gas Co.	4,770	265,927
New Jersey Resources Corp.	4,370	169,556
Northwest Natural Gas Co.	1,590	91,186
One Gas, Inc.	2,780	196,907
South Jersey Industries, Inc.	4,890	143,962
Southwest Gas Corp.	2,700	198,666
Spire, Inc.	2,670	177,555
UGI Corp.	9,280	424,746
WGL Holdings, Inc.	2,730	229,921
		2,372,614

HEALTH CARE EQUIPMENT & SUPPLIES (4.1%)
Abaxis, Inc.	1,300	93,145
ABIOMED, Inc.(a)	3,860	907,100
Analogic Corp.	780	64,662
AngioDynamics, Inc.(a)	5,160	89,836
Anika Therapeutics, Inc.(a)	980	65,386
Cantel Medical Corp.	3,587	397,906
CONMED Corp.	1,540	88,981
CryoLife, Inc.(a)	2,540	47,879
Cutera, Inc.(a)	8,740	433,504
Globus Medical, Inc.(a)	8,670	399,167
Haemonetics Corp.(a)	2,960	191,364

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2018 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Halyard Health, Inc.(a)	2,850	$139,108
Hill-Rom Holdings, Inc.	6,270	535,019
ICU Medical, Inc.(a)	1,860	425,847
Inogen, Inc.(a)	2,600	316,784
Integer Holdings Corp.(a)	7,090	355,563
Integra LifeSciences Holdings Corp.(a)	3,520	185,363
Invacare Corp.	7,760	142,784
Lantheus Holdings, Inc.(a)	4,900	112,700
Lemaitre Vascular, Inc.	7,110	247,428
LivaNova PLC(a)	5,640	482,502
Masimo Corp.(a)	5,160	486,278
Meridian Bioscience, Inc.	1,900	29,735
Merit Medical Systems, Inc.(a)	6,755	313,770
Natus Medical, Inc.(a)	1,870	58,064
Neogen Corp.(a)	4,749	280,333
NuVasive, Inc.(a)	3,050	149,054
OraSure Technologies, Inc.(a)	24,820	540,083
Orthofix International N.V.(a)	2,610	149,918
STERIS PLC	4,800	436,416
SurModics, Inc.(a)	4,290	125,697
Tactile Systems Technology, Inc.(a)	860	27,116
Teleflex, Inc.	2,903	806,308
Varex Imaging Corp.(a)	2,050	87,064
West Pharmaceutical Services, Inc.	4,140	414,828
		9,626,692

HEALTH CARE PROVIDERS & SERVICES (2.8%)
Acadia Healthcare(a)	11,550	393,624
Aceto Corp.	30,840	339,548
Almost Family, Inc.(a)	1,050	59,902
Amedisys, Inc.(a)	6,179	331,318
AMN Healthcare Services, Inc.(a)	8,490	455,488
Biotelemetry, Inc.(a)	13,890	474,343
Chemed Corp.	1,600	416,912
CorVel Corp.(a)	3,650	188,522
Cross Country Healthcare, Inc.(a)	11,830	165,738
Diplomat Pharmacy, Inc.(a)	14,150	381,909
Encompass Health Corp.	8,900	470,988
HealthEquity, Inc.(a)	2,990	151,354
Kindred Healthcare, Inc.	6,398	58,862
LHC Group, Inc.(a)	4,350	273,180
Magellan Health Services, Inc.(a)	3,980	396,408
Molina Healthcare, Inc.(a)	2,555	233,425
Owens & Minor, Inc.	22,495	473,745
Providence Service Corp.(a)	4,550	292,702
Select Medical Holdings Corp.(a)	7,560	133,812
The Ensign Group, Inc.	3,020	69,551
Tivity Health, Inc.(a)	5,740	222,425
U.S. Physical Therapy, Inc.	1,050	79,748
WellCare Group, Inc.(a)	2,500	525,950
		6,589,454

HEALTH CARE TECHNOLOGY (0.5%)
Allscripts Healthcare Solutions, Inc.(a)	9,226	137,560
Computer Programs & Systems, Inc.	830	24,858
Healthstream, Inc.(a)	1,710	40,219
HMS Holdings Corp.(a)	5,770	98,840
Medidata Solutions, Inc.(a)	7,880	536,707
Omnicell, Inc.(a)	5,760	282,528
Quality Systems, Inc.(a)	13,550	176,150
		1,296,862

HOTELS, RESTAURANTS & LEISURE (1.8%)
Belmond Ltd.(a)	8,700	112,230
Biglari Holdings, Inc.(a)	797	328,914
Cracker Barrel Old Country Store, Inc.	1,570	277,074
DineEquity, Inc.	1,520	84,178
Domino's Pizza, Inc.	3,154	683,945
Dunkin' Brands Group, Inc.	5,860	378,849
El Pollo Loco Holdings, Inc.(a)	9,520	95,676
Fiesta Restaurant Group, Inc.(a)	1,880	36,096
ILG, Inc.	5,740	180,293
International Speedway Corp., Class A	3,850	178,640
Jack in the Box, Inc.	2,130	193,809
Marcus Corp.	2,560	66,560
Marriott Vacations Worldwide Corp.	3,180	484,409
Papa John's International, Inc.	1,970	127,833
Shake Shack, Inc.(a)	3,170	138,561
Six Flags Entertainment Corp.	4,740	320,234
Sonic Corp.	3,470	89,665
The Wendy's Co.	15,430	249,657
Wingstop, Inc.	6,260	302,734
		4,329,357

HOUSEHOLD DURABLES (2.4%)
CalAtlantic Group, Inc.	4,441	249,273
Cavco Industries, Inc.(a)	1,880	287,922
Ethan Allen Interiors, Inc.	1,690	41,996
Helen of Troy Ltd.(a)	1,650	153,698
Installed Building Products, Inc.(a)	5,450	392,128
iRobot Corp.(a)	3,760	333,700
KB HOME	14,670	462,398
La-Z-Boy, Inc.	2,750	82,913
LGI Homes, Inc.(a)	5,970	404,050
M.D.C. Holdings, Inc.	3,041	102,512
M/I Homes, Inc.(a)	9,410	304,319
Meritage Homes Corp.(a)	2,360	111,982
NVR, Inc.(a)	255	810,433
Tempur-Pedic International, Inc.(a)	2,650	158,046
Toll Brothers, Inc.	13,890	646,996
TopBuild Corp.(a)	6,190	473,783
TRI Pointe Group, Inc.(a)	22,360	364,692
Tupperware Corp.	2,940	169,814
Universal Electronics, Inc.(a)	990	45,639
William Lyon Homes, Class A(a)	1,290	35,024
		5,631,318

HOUSEHOLD PRODUCTS (0.3%)
Central Garden & Pet Co.(a)	1,940	76,028
Central Garden & Pet Co., Class A(a)	7,180	270,830
Energizer Holdings, Inc.	3,600	209,592
WD-40 Co.	880	108,900
		665,350

INDUSTRIAL CONGLOMERATES (0.2%)
Carlisle Co., Inc.	3,510	400,877
Raven Industries, Inc.	3,690	142,250
		543,127

INSURANCE (4.0%)
Alleghany Corp.(a)	1,011	634,605
American Equity Investment Life Holding Co.	12,440	410,520
American Financial Group, Inc.	4,680	530,431
Amerisafe, Inc.	1,120	68,040
Aspen Insurance Holdings Ltd.	7,680	286,848
Brown & Brown, Inc.	6,540	343,219
CNO Financial Group, Inc.	21,380	525,734
eHealth, Inc.(a)	810	14,191
Employers Holdings, Inc.	1,950	82,680
First American Financial Corp.	6,110	360,918
Genworth Financial, Inc., Class A(a)	140,870	431,062
HCI Group, Inc.	760	26,562
Horace Mann Educators Corp.	3,940	162,722
Infinity Property & Casualty Corp.	1,910	193,387
Kemper Corp.	5,250	340,462
Maiden Holdings Ltd.	26,540	187,107
Mercury General Corp.	3,710	181,605
Old Republic International Corp.	20,420	438,826

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2018 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Primerica, Inc.	4,310	$435,310
ProAssurance Corp.	3,040	166,288
Reinsurance Group of America, Inc.	4,840	758,186
Renaissancere Holdings Ltd.	2,610	331,835
RLI Corp.	2,250	144,585
Safety Insurance Group, Inc.	810	62,897
Selective Insurance Group, Inc.	3,370	196,303
Stewart Information Services Corp.	7,220	321,362
The Hanover Insurance Group, Inc.	3,660	414,129
The Navigators Group, Inc.	3,390	164,754
Third Point Reinsurance Ltd.(a)	18,250	260,063
United Fire Group, Inc.	3,710	160,977
United Insurance Holdings Corp.	5,890	113,795
Universal Insurance Holdings, Inc.	2,110	62,034
W.R. Berkley Corp.	7,250	529,105
		9,340,542

INTERNET & CATALOG RETAIL (0.1%)
Shutterfly, Inc.(a)	2,160	147,204

INTERNET & DIRECT MARKETING RETAIL (0.2%)
FTD Companies, Inc.(a)	15,230	89,248
Nutrisystem, Inc.	6,100	263,825
PetMed Express, Inc.	4,810	217,412
		570,485

INTERNET SOFTWARE & SERVICES (1.2%)
Alarm.com Holding, Inc.(a)	1,350	51,813
Blucora, Inc.(a)	2,490	60,756
Cars.com, Inc.(a)	4,330	128,558
DHI Group, Inc.(a)	208,560	375,408
J2 Global, Inc.	4,360	348,756
Liquidity Services, Inc.(a)	1,710	8,208
LivePerson, Inc.(a)	2,470	29,516
LogMeIn, Inc.	4,290	539,682
NIC, Inc.	5,070	84,162
QuinStreet, Inc.(a)	24,630	229,798
Shutterstock, Inc.(a)	3,160	139,862
SPS Commerce, Inc.(a)	2,480	130,448
Stamps.com, Inc.(a)	2,480	505,548
XO Group, Inc.(a)	9,330	178,203
		2,810,718

IT SERVICES (2.6%)
Acxiom Corp.(a)	4,090	110,716
Broadridge Financial Solutions, Inc.	8,770	845,516
CACI International, Inc., Class A(a)	2,400	337,320
Cardtronics PLC, Class A(a)	3,270	79,984
Convergys Corp.	10,770	250,618
CoreLogic, Inc.(a)	7,180	340,045
CSG Systems International, Inc.	1,930	87,178
DST Systems, Inc.	3,600	300,132
ExlService Holdings, Inc.(a)	4,060	246,645
Forrester Research, Inc.	760	33,174
Jack Henry & Associates, Inc.	5,270	656,958
Leidos Holdings, Inc.	7,820	520,812
ManTech International Corp., Class A	3,000	156,210
MAXIMUS, Inc.	5,530	377,036
Perficient, Inc.(a)	1,860	36,028
Sabre Corp.	11,090	230,339
Science Applications International Corp.	2,480	190,092
Sykes Enterprises, Inc.(a)	5,510	170,920
Teradata Corp.(a)	6,900	279,450
Travelport Worldwide Ltd.	1,140	15,515
TTEC Holdings, Inc.	3,150	125,055
Virtusa Corp.(a)	7,360	328,403
WEX, Inc.(a)	2,840	439,661
		6,157,807

LEISURE PRODUCTS (0.5%)
Brunswick Corp.	4,940	310,133
Callaway Golf Co.	5,740	84,780
Nautilus Group, Inc.(a)	2,140	27,499
Polaris Industries, Inc.	4,240	479,162
Sturm Ruger & Co., Inc.	1,090	57,716
Vista Outdoor, Inc.(a)	10,700	162,105
		1,121,395

LIFE SCIENCES TOOLS & SERVICES (0.7%)
Bio-Rad Laboratories, Inc., Class A(a)	1,370	354,186
Bio-Techne Corp.	3,070	430,690
Cambrex Corp.(a)	1,870	105,375
Charles River Laboratories International, Inc.(a)	4,410	464,990
Luminex Corp.	2,960	59,762
Syneos Health, Inc.(a)	3,250	124,638
		1,539,641

MACHINERY (4.2%)
Actuant Corp., Class A	2,940	72,765
AGCO Corp.	5,630	408,851
Alamo Group, Inc.	1,870	215,106
Albany International Corp., Class A	2,680	170,046
Astec Industries, Inc.	1,180	73,632
Barnes Group, Inc.	3,980	261,844
Briggs & Stratton Corp.	8,710	210,608
Chart Industries, Inc.(a)	1,770	87,739
CIRCOR International, Inc.	1,000	53,020
Crane Co.	2,790	278,833
Donaldson Company, Inc.	6,380	323,211
EnPro Industries, Inc.	4,060	357,239
ESCO Technologies, Inc.	1,490	91,113
Federal Signal Corp.	3,170	64,478
Franklin Electric Co., Inc.	1,990	90,147
Graco, Inc.	12,900	603,720
Greenbrier Companies, Inc.	5,480	274,822
Harsco Corp.(a)	10,600	189,740
Hillenbrand, Inc.	3,200	141,760
IDEX Corp.	4,730	678,660
ITT, Inc.	4,730	264,880
John Bean Technologies Corp.	3,185	362,294
Kennametal, Inc.	4,540	221,461
Lincoln Electric Holdings, Inc.	3,430	334,665
Lindsay Corp.	680	60,663
Lydall, Inc.(a)	1,060	50,668
Mueller Industries, Inc.	2,680	88,681
Nordson Corp.	3,270	469,964
Oshkosh Truck Corp.	4,150	376,488
Proto Labs, Inc.(a)	3,850	420,998
SPX Corp.(a)	2,210	69,063
SPX FLOW, Inc.(a)	2,420	112,215
Standex International Corp.	770	80,812
Tennant Co.	1,060	71,444
Terex Corp.	4,510	212,060
The Timken Co.	3,850	202,318
Titan International, Inc.	11,420	152,000
Toro Co.	5,920	388,648
Trinity Industries, Inc.	11,600	399,852
Wabash National Corp.	3,680	95,054
Wabtec Corp.	4,770	386,561
Watts Water Technologies, Inc., Class A	1,600	127,600
Woodward, Inc.	3,170	245,738
		9,841,461

MARINE (0.2%)
Kirby Corp.(a)	4,300	322,070
Matson, Inc.	6,540	223,733
		545,803

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2018 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
MEDIA (1.2%)
Cable One, Inc.	246	$173,683
Cinemark Holdings, Inc.	6,300	231,840
EW Scripps Co. (The), Class A(a)	2,860	45,789
Gannett Company, Inc.	29,510	348,218
Live Nation, Inc.(a)	11,962	539,008
Meredith Corp.	2,360	156,090
New Media Investment Group, Inc.	12,200	206,180
New York Times Co. (The), Class A	12,030	279,697
Scholastic Corp.	5,210	200,168
TEGNA, Inc.	14,410	208,513
Wiley (John) & Sons, Inc., Class A	2,670	169,278
World Wrestling Entertainment, Inc.	10,390	367,287
		2,925,751

METALS & MINING (2.1%)
AK Steel Holding Corp.(a)	33,150	167,739
Allegheny Technologies, Inc.(a)	10,660	287,394
Carpenter Technology Corp.	2,620	134,668
Century Aluminum Co.(a)	3,020	67,195
Commercial Metals Co.	16,120	387,525
Compass Minerals International, Inc.	1,870	136,323
Haynes International, Inc.	3,840	137,472
Kaiser Aluminum Corp.	1,010	111,342
Materion Corp.	1,110	55,167
Olympic Steel, Inc.	18,890	440,326
Reliance Steel & Aluminum Co.	7,290	638,531
Royal Gold, Inc.	5,620	500,180
Steel Dynamics, Inc.	12,990	589,746
SunCoke Energy, Inc.(a)	12,260	136,086
TimkenSteel Corp.(a)	13,765	222,855
United States Steel Corp.	17,300	647,193
Worthington Industries, Inc.	4,670	218,369
		4,878,111

MORTGAGE REAL ESTATE INVESTMENT TRUSTS (0.3%)
Apollo Commercial Real Estate Finance, Inc.	9,880	179,519
Armour Residential REIT, Inc.	6,990	163,636
Capstead Mortgage Corp.	11,960	98,192
Invesco Mortgage Capital	12,690	206,086
		647,433

MULTILINE RETAIL (0.7%)
Big Lots, Inc.	5,380	326,997
Dillard's, Inc.	7,720	521,563
Fred's, Inc.	26,440	87,516
J.C. Penney Co., Inc.(a)	79,090	293,424
Ollie's Bargain Outlet Holdings, Inc.(a)	7,600	422,180
		1,651,680

MULTI-UTILITIES (0.5%)
Avista Corp.	3,530	177,771
Black Hills Corp.	3,140	174,427
MDU Resources Group, Inc.	11,290	298,959
NorthWestern Corp.	2,890	157,043
Vectren Corp.	4,500	272,835
		1,081,035

OIL, GAS & CONSUMABLE FUELS (2.4%)
Bill Barrett Corp.(a)	2,440	12,517
Callon Petroleum Corp.(a)	15,590	176,946
Carrizo Oil & Gas, Inc.(a)	5,030	101,153
Cloud Peak Energy, Inc.(a)	82,100	410,500
CNX Resources Corp.(a)	19,490	273,055
CONSOL Energy, Inc.(a)	1,437	46,602
Denbury Resources, Inc.(a)	17,840	43,351
Energen Corp.(a)	5,490	286,743
Green Plains Renewable Energy, Inc.	24,770	433,475
Gulfport Energy Corp.(a)	20,520	208,688
HollyFrontier Corp.	14,118	677,099
Matador Resources Co.(a)	5,370	174,042
Murphy Oil Corp.	13,540	434,634
Par Pacific Holdings, Inc.(a)	11,980	218,395
PBF Energy, Inc.	14,930	482,687
PDC Energy, Inc.(a)	3,950	204,808
QEP Resources, Inc.(a)	29,440	275,558
REX American Resources Corp.(a)	1,310	106,962
SM Energy Co.	5,960	139,166
Southwestern Energy Co.(a)	25,450	107,908
SRC Energy, Inc.(a)	11,210	111,540
World Fuel Services Corp.	16,750	467,158
WPX Energy, Inc.(a)	20,680	304,616
		5,697,603

PAPER & FOREST PRODUCTS (1.0%)
Boise Cascade Co.	7,420	329,819
Clearwater Paper Corp.(a)	5,980	281,359
Deltic Timber Corp.	780	73,726
Domtar Corp.	10,020	514,627
KapStone Paper & Packaging Corp.	8,810	305,178
Louisiana-Pacific Corp.(a)	18,610	551,042
Neenah Paper, Inc.	970	87,785
P.H. Glatfelter & Co.	11,240	262,567
		2,406,103

PERSONAL PRODUCTS (0.3%)
Avon Products, Inc.(a)	29,260	71,394
Edgewell Personal Care Co.(a)	3,450	194,787
Inter Parfums, Inc.	2,490	113,544
Medifast, Inc.	2,860	196,511
Nu Skin Enterprises, Inc.	2,750	197,560
		773,796

PHARMACEUTICALS (1.9%)
Akorn, Inc.(a)	15,080	485,878
Amphastar Pharmaceuticals, Inc.(a)	2,530	47,159
ANI Pharmaceuticals, Inc.(a)	2,930	196,779
Catalent, Inc.(a)	13,060	607,812
Corcept Therapeutics, Inc.(a)	23,460	539,932
DepoMed, Inc.(a)	3,550	26,092
ENDO International PLC(a)	12,320	85,131
Heska Corp.(a)	1,830	142,648
Impax Laboratories, Inc.(a)	4,560	88,692
Innoviva, Inc.(a)	29,140	425,153
Lannett Co., Inc.(a)	1,900	38,665
Mallinckrodt PLC(a)	5,820	105,109
Nektar Therapeutics(a)	10,360	866,200
Phibro Animal Health Corp., Class A	4,200	143,010
Prestige Brands Holdings, Inc.(a)	3,260	136,366
Sucampo Pharmaceuticals, Inc.(a)	2,100	37,695
Supernus Pharmaceuticals, Inc.(a)	11,700	456,885
The Medicines Co.(a)	3,930	130,201
		4,559,407

PROFESSIONAL SERVICES (1.6%)
Exponent, Inc.	1,520	112,708
FTI Consulting, Inc.(a)	4,970	216,046
Heidrick & Struggles International, Inc.	1,280	33,792
Insperity, Inc.	6,920	423,850
Kelly Services, Inc., Class A	15,000	424,650
Korn/Ferry International, Inc.	7,620	339,547
Manpower, Inc.	5,210	684,542
Navigant Consulting, Inc.(a)	9,000	184,680
On Assignment, Inc.(a)	6,240	477,797
Resources Connection, Inc.	4,760	77,826
The Dun & Bradstreet Corp.	2,210	273,443
TrueBlue, Inc.(a)	9,670	264,474
WageWorks, Inc.(a)	3,730	225,852

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2018 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
		$3,739,207

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.4%)
Alexander & Baldwin, Inc.	4,710	124,909
HFF, Inc., Class A	5,700	280,497
Jones Lang LaSalle, Inc.	2,484	388,374
RE/MAX Holdings, Inc.	1,140	56,259
		850,039

ROAD & RAIL (1.4%)
ArcBest Corp.	8,050	286,177
Avis Budget Group, Inc.(a)	7,250	325,960
Genesee & Wyoming, Inc., Class A(a)	3,430	273,886
Heartland Express, Inc.	2,973	67,457
Knight-Swift Transportion Holdings, Inc.	7,330	364,961
Landstar System, Inc.	2,320	257,636
Marten Transport Ltd.	2,936	68,115
Old Dominion Freight Line, Inc.	4,700	688,315
Roadrunner Transportation System, Inc.(a)	44,580	248,311
Ryder System, Inc.	5,170	449,945
Saia, Inc.(a)	1,420	107,281
Werner Enterprises, Inc.	2,930	119,251
		3,257,295

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.8%)
Advanced Energy Industries, Inc.(a)	3,440	244,687
Axcelis Technologies, Inc.(a)	14,010	362,859
Brooks Automation, Inc.	18,370	512,523
Cabot Microelectronics Corp.	2,980	303,632
CEVA, Inc.(a)	7,410	326,040
Cirrus Logic, Inc.(a)	6,560	325,179
Cohu, Inc.	15,050	342,689
Cree, Inc.(a)	5,440	187,734
Cypress Semiconductor Corp.	16,820	290,818
Diodes, Inc.(a)	1,840	51,870
DSP Group, Inc.(a)	1,120	14,672
First Solar, Inc.(a)	4,500	302,265
Integrated Device Technology, Inc.(a)	13,390	400,361
Kopin Corp.(a)	11,930	39,608
Kulicke & Soffa Industries, Inc.(a)	14,010	322,370
Maxlinear, Inc., Class A(a)	12,330	317,991
Microsemi Corp.(a)	8,060	498,027
MKS Instruments, Inc.	6,350	649,605
Monolithic Power Systems, Inc.	3,910	465,759
Nanometrics, Inc.(a)	2,210	54,742
PDF Solutions, Inc.(a)	1,270	17,374
Photronics, Inc.(a)	18,480	155,232
Power Integrations, Inc.	1,650	123,255
Rambus, Inc.(a)	11,480	144,992
Rudolph Technologies, Inc.(a)	13,530	354,486
Semtech Corp.(a)	3,410	122,078
Silicon Laboratories, Inc.(a)	3,680	354,016
Solaredge Technologies, Inc.(a)	2,110	75,749
Synaptics, Inc.(a)	5,530	239,670
Teradyne, Inc.	15,070	690,809
Ultra Clean Holdings, Inc.(a)	1,520	32,969
Veeco Instruments, Inc.(a)	8,819	146,836
Versum Materials, Inc.	9,860	362,848
Xperi Corp.	3,080	69,146
		8,902,891

SOFTWARE (2.5%)
8x8, Inc.(a)	6,230	110,271
ACI Worldwide, Inc.(a)	7,770	182,129
Barracuda Networks, Inc.(a)	8,370	230,593
Blackbaud, Inc.	4,750	455,145
Bottomline Technologies, Inc.(a)	2,000	73,000
CDK Global, Inc.	7,470	532,536
CommVault Systems, Inc.(a)	2,600	138,710
Ebix, Inc.	3,830	314,443
Fair Isaac Corp.	2,440	421,290
Fortinet, Inc.(a)	13,890	639,496
Manhattan Associates, Inc.(a)	3,920	207,054
Microstrategy, Inc., Class A(a)	669	92,141
Monotype Imaging Holdings, Inc.	2,060	49,337
Progress Software Corp.	4,950	246,659
PTC, Inc.(a)	6,720	488,410
Qualys, Inc.(a)	7,790	486,875
Synchronoss Technologies, Inc.(a)	13,220	106,289
TIVO Corp.	7,663	106,899
Tyler Technologies, Inc.(a)	2,630	529,971
Ultimate Software Group, Inc.(a)	2,118	493,261
Vasco Data Security International, Inc.(a)	1,490	21,456
		5,925,965

SPECIALTY RETAIL (5.0%)
Aaron's, Inc.	7,300	298,497
Abercrombie & Fitch Co., Class A	21,750	450,442
American Eagle Outfitters, Inc.	11,430	205,740
Asbury Automotive Group(a)	3,840	278,976
Ascena Retail Group, Inc.(a)	51,703	111,678
AutoNation, Inc.(a)	7,760	467,307
Barnes & Noble Education, Inc.(a)	50,650	336,822
Barnes & Noble, Inc.	54,770	257,419
Bed Bath & Beyond, Inc.	23,530	543,072
Big 5 Sporting Goods Corp.	51,990	293,743
Caleres, Inc.	8,055	238,750
Cato Corp., Class A	19,710	234,155
Chico's FAS, Inc.	30,380	288,914
Children's Place Retail Stores, Inc.	1,060	158,788
Dick's Sporting Goods, Inc.	14,100	443,586
DSW, Inc.	11,110	222,533
Express, Inc.(a)	30,260	211,215
Finish Line, Inc., Class A	34,967	396,176
Five Below, Inc.(a)	7,400	480,482
Francesca's Holdings Corp.(a)	22,880	133,390
GameStop Corp., Class A	26,600	447,146
Genesco, Inc.(a)	8,590	299,362
Group 1 Automotive, Inc.	4,650	364,793
Guess?, Inc.	13,870	254,792
Haverty Furniture Companies, Inc.	8,450	188,435
Hibbett Sports, Inc.(a)	16,870	381,262
Kirkland's, Inc.(a)	19,380	205,622
Lithia Motors, Inc., Class A	1,490	186,190
Lumber Liquidators Holdings, Inc.(a)	1,730	48,336
MarineMax, Inc.(a)	12,020	275,859
Michaels Companies, Inc. The(a)	6,250	167,938
Monro Muffler Brake, Inc.	2,075	117,238
Office Depot, Inc.	142,866	464,315
Rent-A-Center, Inc.	4,170	45,161
Restoration Hardware, Inc.(a)	2,790	262,232
Sally Beauty Holdings, Inc.(a)	7,800	129,558
Shoe Carnival, Inc.	11,790	269,402
Sleep Number Corp.(a)	8,880	334,243
Sonic Automotive, Inc., Class A	16,240	349,972
Tailored Brands, Inc.	2,820	68,216
The Buckle, Inc.	2,025	40,601
The Tile Shop Holdings, Inc.	3,740	34,969
Urban Outfitters, Inc.(a)	4,980	169,868
Vitamin Shoppe, Inc.(a)	27,470	116,748
Williams-Sonoma, Inc.	4,520	231,560
Zumiez, Inc.(a)	8,880	184,260
		11,689,763

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.5%)
3D Systems Corp.(a)	5,820	59,597
Cray, Inc.(a)	2,470	59,897

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2018 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Diebold, Inc.	8,830	$162,913
Electronics for Imaging, Inc.(a)	2,690	78,656
NCR Corp.(a)	10,000	375,100
Super Micro Computer, Inc.(a)	15,700	358,353
		1,094,516

TEXTILES, APPAREL & LUXURY GOODS (1.2%)
Carter's, Inc.	2,830	340,449
Crocs, Inc.(a)	5,150	69,576
Deckers Outdoor Corp.(a)	1,970	168,849
Fossil Group, Inc.(a)	18,410	146,544
G-III Apparel Group Ltd.(a)	7,990	298,426
Movado Group, Inc.	4,210	128,826
Oxford Industries, Inc.	1,130	89,044
Perry Ellis International, Inc.(a)	14,780	354,424
Skechers U.S.A., Inc., Class A(a)	14,950	615,791
Steven Madden Ltd.(a)	3,247	150,011
Unifi, Inc.(a)	3,470	123,567
Vera Bradley, Inc.(a)	17,920	166,477
Wolverine World Wide, Inc.	6,130	201,248
		2,853,232

THRIFTS & MORTGAGE FINANCE (1.3%)
Bank Mutual Corp.	5,470	56,888
BofI Holding, Inc.(a)	9,710	349,269
Dime Community Bancshares, Inc.	1,490	28,310
Homestreet, Inc.(a)	5,170	152,256
LendingTree, Inc.(a)	1,484	545,889
Meta Financial Group, Inc.	1,880	219,960
New York Community Bancorp, Inc.	31,710	449,014
NMI Holdings, Inc.(a)	24,770	454,530
Northfield Bancorp, Inc.	4,980	83,564
Northwest Bancshares, Inc.	3,450	58,133
Oritani Financial Corp.	2,820	47,094
Provident Financial Services, Inc.	3,730	98,136
TrustCo Bank Corp.	3,990	34,314
Walker & Dunlop, Inc.(a)	7,940	368,813
Washington Federal, Inc.	5,670	203,553
		3,149,723

TRADING COMPANIES & DISTRIBUTORS (0.9%)
Applied Industrial Technologies, Inc.	2,190	161,512
DXP Enterprises, Inc.(a)	7,800	266,838
GATX Corp.	3,470	246,856
Kaman Corp., Class A	1,720	107,844
MSC Industrial Direct Co., Inc., Class A	2,600	244,088
Now, Inc.(a)	32,600	384,354
Veritiv Corp.(a)	11,850	340,095
Watsco, Inc.	1,630	293,058
		2,044,645

WATER UTILITIES (0.2%)
American States Water Co.	2,020	111,545
Aqua America, Inc.	8,172	295,908
California Water Service Group	2,820	114,774
		522,227

WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Spok Holdings, Inc.	6,650	103,740
Telephone & Data Systems, Inc.	14,720	403,770
		507,510

TOTAL COMMON STOCKS (COST $191,562,607)		234,063,147

MONEY MARKET FUND (0.8%)
Federated Government Obligations Fund, Institutional Shares, 1.18%(b)	1,841,469	1,841,469

TOTAL MONEY MARKET FUND (COST $1,841,469)		1,841,469
TOTAL INVESTMENTS (COST $193,404,076) 100.0%		235,904,616
LIABILITIES IN EXCESS OF OTHER ASSETS 0.0%		(65,059)

NET ASSETS 100.0%		$235,839,557

(a)	Represents non-income producing security.
(b)	Variable rate money market investment. The rate shown represents the rate as of January 31, 2018.

ADR—American Depositary Receipt
PLC—Public Limited Company
REIT—Real Estate Investment Trust

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2018 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.2%)
AEROSPACE & DEFENSE (0.1%)
Embraer SA, Sponsored ADR	5,060	$127,765

AIRLINES (0.4%)
LATAM Airlines Group SA, Sponsored ADR	16,310	278,575
Ryanair Holdings PLC, Sponsored ADR(a)	2,878	353,159
		631,734

AUTO COMPONENTS (0.3%)
Magna International, Inc., Class A, ADR	7,720	441,198

AUTOMOBILES (3.8%)
Ferrari NV	2,620	313,090
Fiat Chrysler Automobiles NV	13,750	332,337
Honda Motor Co. Ltd., Sponsored ADR	34,910	1,231,974
Tata Motors Ltd., Sponsored ADR(a)	5,580	172,757
Toyota Motor Corp., Sponsored ADR	25,090	3,460,413
		5,510,571

BANKS (22.7%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	124,690	1,170,839
Banco Bradesco SA, Sponsored ADR	132,559	1,683,499
Banco de Chile, Sponsored ADR	1,164	118,204
Banco Santander Central Hispano SA, Sponsored ADR	280,385	2,077,653
Banco Santander Chile SA, Sponsored ADR	4,294	146,211
Bancolombia SA, Sponsored ADR	2,360	108,442
Bank of Montreal	12,840	1,056,860
Bank of Nova Scotia	22,710	1,509,988
Barclays PLC, Sponsored ADR	70,709	803,961
Canadian Imperial Bank of Commerce	8,650	856,523
Credicorp Ltd.	1,349	312,469
HDFC Bank Ltd., Sponsored ADR	9,980	1,083,728
HSBC Holdings PLC, Sponsored ADR	73,371	3,955,431
ICICI Bank Ltd., Sponsored ADR	42,680	468,626
ING Groep N.V., Sponsored ADR	73,600	1,449,920
Itau Unibanco Banco Multiplo SA, Sponsored ADR	138,188	2,266,283
KB Financial Group, Inc., Sponsored ADR	15,310	959,478
Lloyds Banking Group PLC, Sponsored ADR	305,785	1,232,314
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	258,040	1,966,265
Mizuho Financial Group, Inc., Sponsored ADR	225,180	875,950
Royal Bank of Canada	28,640	2,453,589
Royal Bank of Scotland Group PLC, Sponsored ADR(a)	21,118	175,913
Shinhan Financial Group Co. Ltd., Sponsored ADR	18,230	897,098
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	131,420	1,193,294
The Toronto-Dominion Bank	34,730	2,111,931
Westpac Banking Corp., Sponsored ADR	62,465	1,561,625
Woori Bank, Sponsored ADR	2,780	131,550
		32,627,644

BEVERAGES (0.8%)
Fomento Economico, Sponsored ADR	11,600	1,131,464

BIOTECHNOLOGY (0.7%)
Shire PLC, Sponsored ADR	7,379	1,033,355

CAPITAL MARKETS (3.5%)
Brookfield Asset Management, Inc., Class A	19,848	831,036
Credit Suisse Group, Sponsored ADR	43,639	843,978
Deutsche Bank AG	39,530	724,980
Nomura Holdings, Inc., Sponsored ADR	71,390	468,319
Thomson Reuters Corp.	13,048	565,109
UBS Group AG	75,670	1,537,614
		4,971,036

CHEMICALS (1.0%)
Nutrien Ltd.(a)	14,493	758,564
Sasol Ltd., Sponsored ADR	14,800	529,544
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	2,380	134,184
		1,422,292

COMMERCIAL SERVICES & SUPPLIES (0.5%)
Waste Connections, Inc.	9,530	684,445

COMMUNICATIONS EQUIPMENT (0.7%)
Nokia Oyj, Sponsored ADR	113,670	546,753
Telefonektiebolaget LM Ericsson, Sponsored ADR	67,640	435,601
		982,354

CONSTRUCTION MATERIALS (1.0%)
CEMEX SA de CV, Sponsored ADR(a)	64,255	532,674
CRH PLC, Sponsored ADR	18,480	690,967
James Hardie Industries PLC, Sponsored ADR	12,330	217,871
		1,441,512

DIVERSIFIED CONSUMER SERVICES (0.2%)
TAL Education Group, Sponsored ADR	8,430	274,565

DIVERSIFIED FINANCIAL SERVICES (0.3%)
ORIX Corp., Sponsored ADR	5,240	494,080

DIVERSIFIED TELECOMMUNICATION SERVICES (3.7%)
BCE, Inc.	9,115	426,126
BT Group PLC, Sponsored ADR	35,940	674,235
China Telecom Corp. Ltd., Sponsored ADR	4,330	214,941
China Unicom Ltd., Sponsored ADR(a)	20,675	310,952
Chunghwa Telecom Co. Ltd., Sponsored ADR	20,165	747,113
Orange SA, Sponsored ADR	46,310	841,453
PT Telekomunikasi Indonesia, Sponsored ADR	15,340	460,967
Telecom Italia S.p.A., Sponsored ADR(a)	22,020	199,501
Telecom Italia S.p.A., Sponsored ADR	8,730	67,221
Telefonica Brasil SA, Sponsored ADR	13,870	235,235
Telefonica SA, Sponsored ADR	86,463	885,381
TELUS Corp.	7,680	289,306
		5,352,431

ELECTRIC UTILITIES (0.7%)
Companhia Energetica de Minas Gerais, Sponsored ADR	21,315	49,664
Enersis SA, Sponsored ADR	40,290	474,616
Korea Electric Power Corp., Sponsored ADR	29,310	487,132
		1,011,412

ELECTRICAL EQUIPMENT (0.8%)
ABB Ltd., Sponsored ADR	42,310	1,179,180

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.6%)
Kyocera Corp., Sponsored ADR	8,560	575,061
LG Display Co. Ltd., Sponsored ADR	14,860	221,562
		796,623

ENERGY EQUIPMENT & SERVICES (0.1%)
Tenaris SA, Sponsored ADR	5,750	201,250

FOOD PRODUCTS (0.3%)
BRF-Brasil Foods SA, Sponsored ADR(a)	31,720	353,044

HEALTH CARE EQUIPMENT & SUPPLIES (0.5%)
Smith & Nephew PLC, Sponsored ADR	21,010	767,495

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2018 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
HEALTH CARE PROVIDERS & SERVICES (0.6%)
Fresenius Medical Care AG & Co., Sponsored ADR	14,540	$836,195

HOTELS, RESTAURANTS & LEISURE (0.9%)
Carnival PLC, Sponsored ADR	5,880	419,420
InterContinental Hotels Group PLC, Sponsored ADR	7,761	520,530
Restaurant Brands International, Inc.	6,155	371,701
		1,311,651

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS (0.2%)
Empresa Nacional de Electricidad SA, Sponsored ADR	7,950	228,722

INDUSTRIAL CONGLOMERATES (0.7%)
Koninklijke Royal Philips Electronics N.V., Sponsored NY Shares	24,524	999,598

INSURANCE (3.1%)
Aegon N.V., Sponsored NY Shares	30,138	204,637
China Life Insurance Co. Ltd., Sponsored ADR	68,940	1,155,434
Manulife Financial Corp.	44,350	941,551
Prudential PLC, Sponsored ADR	25,630	1,387,352
Sun Life Financial, Inc.	16,060	696,522
		4,385,496

INTERNET & DIRECT MARKETING RETAIL (1.1%)
Ctrip.com International Ltd., Sponsored ADR(a)	11,810	552,472
JD.com, Inc., Sponsored ADR(a)	20,410	1,004,784
		1,557,256

INTERNET SOFTWARE & SERVICES (5.2%)
58.com, Inc., Sponsored ADR(a)	2,610	208,487
Alibaba Group Holding Ltd., Sponsored ADR(a)	26,750	5,464,758
Baidu, Inc., Sponsored ADR(a)	6,674	1,647,944
Weibo Corp., Sponsored ADR(a)	1,490	193,059
		7,514,248

IT SERVICES (1.4%)
CGI Group, Inc., Class A(a)	9,580	547,401
Infosys Technologies Ltd., Sponsored ADR	61,940	1,115,540
Wipro Ltd., Sponsored ADR	62,360	342,356
		2,005,297

LIFE SCIENCES TOOLS & SERVICES (0.4%)
QIAGEN N.V.(a)	17,284	578,841

MACHINERY (0.0%)
CNH Industrial NV	3,340	49,098

MEDIA (1.1%)
Grupo Televisa SA, Sponsored ADR	22,840	472,788
Pearson PLC, Sponsored ADR	21,180	206,929
Shaw Communications, Inc., Class B	17,680	385,954
WPP PLC, Sponsored ADR	5,620	508,048
		1,573,719

METALS & MINING (6.2%)
Agnico-Eagle Mines Ltd.	6,020	284,626
Arcelor Mittal, Class A, Sponsored NY Shares(a)	10,263	373,471
Barrick Gold Corp., ADR	25,590	367,984
BHP Billiton Ltd., Sponsored ADR	28,280	1,386,286
BHP Billiton PLC, Sponsored ADR	18,850	839,202
Franco Nevada Corp.	4,610	352,158
Gerdau SA, Sponsored ADR	7,250	32,480
Goldcorp, Inc.	17,957	257,144
Kinross Gold Corp.(a)	19,510	84,478
POSCO, Sponsored ADR	12,000	1,073,760
Randgold Resources Ltd., Sponsored ADR	2,350	237,726
Rio Tinto PLC, Sponsored ADR	20,942	1,175,056
Southern Copper Corp.	2,373	115,209
Teck Resources Ltd.	8,403	244,107
Vale SA, Sponsored ADR	128,500	1,682,065
Vedanta Ltd., Sponsored ADR	8,520	182,498
Wheaton Precious Metals Corp.	10,880	234,899
		8,923,149

MULTI-UTILITIES (0.7%)
National Grid PLC, Sponsored ADR	18,149	1,046,834

OIL, GAS & CONSUMABLE FUELS (15.7%)
BP PLC, Sponsored ADR	63,962	2,736,934
Cameco Corp.	7,730	71,116
Canadian Natural Resources Ltd.	18,910	645,776
Cenovus Energy, Inc.	15,050	143,728
China Petroleum & Chemical Corp., Sponsored ADR	10,936	949,792
CNOOC Ltd., Sponsored ADR	6,150	966,780
Crescent Point Energy Corp.	6,910	54,520
Ecopetrol SA, Sponsored ADR	3,830	72,272
Enbridge, Inc.	32,150	1,177,655
Encana Corp.	13,890	171,958
ENI S.p.A., Sponsored ADR	25,320	917,090
Imperial Oil Ltd.	7,320	230,141
Pembina Pipeline Corp.	10,510	358,496
PetroChina Co. Ltd., Sponsored ADR	9,435	745,554
Petroleo Brasileiro SA, Sponsored ADR(a)	83,300	1,032,087
Petroleo Brasileiro SA, Class A, Sponsored ADR(a)	68,020	908,747
Royal Dutch Shell PLC, Sponsored ADR	43,005	3,020,671
Royal Dutch Shell PLC, Class B, Sponsored ADR	32,080	2,307,514
Statoil ASA, Sponsored ADR	23,807	558,036
Suncor Energy, Inc.	34,938	1,266,503
Total SA, Sponsored ADR	46,740	2,713,724
TransCanada Corp.	19,400	893,176
Ultrapar Participacoes SA, Sponsored ADR	22,070	564,992
		22,507,262

PERSONAL PRODUCTS (2.7%)
Unilever N.V., Sponsored NY Shares	36,950	2,124,255
Unilever PLC, Sponsored ADR	30,834	1,741,196
		3,865,451

PHARMACEUTICALS (0.1%)
Valeant Pharmaceuticals International, Inc.(a)	8,078	149,524

PROFESSIONAL SERVICES (1.1%)
RELX N.V., Sponsored ADR	31,005	680,870
RELX PLC, Sponsored ADR	38,858	851,379
		1,532,249

ROAD & RAIL (1.2%)
Canadian National Railway Co.	14,990	1,200,999
Canadian Pacific Railway Ltd.	3,062	566,592
		1,767,591

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (6.7%)
Advanced Semiconductor Engineering, Inc., Sponsored ADR	44,060	315,029
ASML Holding N.V., Sponsored NY Shares	8,277	1,679,900
STMicroelectronics N.V., Sponsored NY Shares	14,260	340,814
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	153,648	6,961,791
United Microelectronics Corp., Sponsored ADR	118,280	288,603
		9,586,137

SOFTWARE (1.6%)
SAP AG, Sponsored ADR	20,430	2,313,698

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2018 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.9%)
BlackBerry Ltd.(a)	12,850	$162,681
CANON, Inc., Sponsored ADR	29,070	1,169,195
		1,331,876

TEXTILES, APPAREL & LUXURY GOODS (0.2%)
Gildan Activewear, Inc.	9,340	317,280

WIRELESS TELECOMMUNICATION SERVICES (4.7%)
America Movil SA, Sponsored ADR	54,280	1,015,036
China Mobile Ltd., Sponsored ADR	46,620	2,455,009
Mobile TeleSystems PJSC, Sponsored ADR	14,020	170,203
NTT DOCOMO, Inc., Sponsored ADR	30,380	757,981
Rogers Communications, Inc., Class B	10,550	514,840
SK Telecom Co. Ltd., Sponsored ADR	10,340	284,557
Vodafone Group PLC, Sponsored ADR	50,399	1,623,856
		6,821,482

TOTAL COMMON STOCKS (COST $118,384,751)		142,638,104

MONEY MARKET FUND (0.8%)
Federated Government Obligations Fund, Institutional Shares, 1.18%(b)	1,147,317	1,147,317

TOTAL MONEY MARKET FUND (COST $1,147,317)		1,147,317
TOTAL INVESTMENTS (COST $119,532,068) 100.0%		143,785,421
OTHER ASSETS IN EXCESS OF LIABILITIES 0.0%		66,411

NET ASSETS 100.0%		$143,851,832

(a)	Represents non-income producing security.
(b)	Variable rate money market investment. The rate shown represents the rate as of January 31, 2018.

ADR—American Depositary Receipt
PLC—Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2018 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
CORPORATE BONDS (61.6%)
AEROSPACE & DEFENSE (1.9%)
Alcoa, Inc., 5.87%, 2/23/22	$2,000,000	$2,162,500
United Technologies Corp., 3.10%, 6/1/22	1,000,000	1,008,202
		3,170,702

AIR FREIGHT & LOGISTICS (0.6%)
FedEx Corp., 4.00%, 1/15/24	1,000,000	1,047,675

BANKS (6.4%)
Bank of America Corp., 5.63%, 7/1/20	1,500,000	1,607,650
Citigroup, Inc., 6.63%, 6/15/32	1,000,000	1,259,400
HSBC Bank USA, NA, 4.88%, 8/24/20	2,000,000	2,103,755
JPMorgan Chase & Co., 4.95%, 3/25/20	2,000,000	2,100,709
KeyCorp, 5.10%, 3/24/21	2,000,000	2,138,794
Manufacturers & Traders Trust Co., 1.96% (US0003M + 64 bps), 12/1/21, (Callable 3/12/18 @ 100)	1,150,000	1,145,397
		10,355,705

BEVERAGES (2.1%)
PepsiCo, Inc., 3.00%, 8/25/21	3,435,000	3,480,554

BIOTECHNOLOGY (4.8%)
Abbvie, Inc., 4.50%, 5/14/35, (Callable 11/14/34 @ 100)	1,500,000	1,615,689
Amgen, Inc., 3.88%, 11/15/21, (Callable 8/15/21 @ 100)	4,000,000	4,134,488
Celgene Corp., 3.88%, 8/15/25, (Callable 5/15/25 @ 100)	1,000,000	1,020,717
Gilead Sciences, Inc., 4.40%, 12/1/21, (Callable 9/1/21 @ 100)	1,000,000	1,054,584
		7,825,478

CAPITAL MARKETS (2.8%)
Charles Schwab Corp., 4.45%, 7/22/20	1,250,000	1,307,467
Goldman Sachs Group, Inc., 5.95%, 1/15/27	1,500,000	1,722,961
Morgan Stanley, 5.75%, 1/25/21	1,500,000	1,621,659
		4,652,087

CHEMICALS (3.8%)
Dow Chemical Co., 4.25%, 11/15/20, (Callable 8/15/20 @ 100)	3,000,000	3,119,940
E.I. du Pont de Nemours & Co., 3.63%, 1/15/21	1,000,000	1,029,827
E.I. du Pont de Nemours & Co., 4.63%, 1/15/20	2,000,000	2,082,278
		6,232,045

COMMUNICATIONS EQUIPMENT (0.3%)
Cisco Systems, Inc., 4.45%, 1/15/20	500,000	519,804

CONSUMER FINANCE (4.4%)
American Express Co., 7.00%, 3/19/18	2,000,000	2,013,422
Capital One Financial Corp., 4.75%, 7/15/21	2,000,000	2,111,173
John Deere Capital Corp., 2.25%, 4/17/19	2,000,000	1,998,306
John Deere Capital Corp., 2.75%, 3/15/22	1,000,000	995,554
		7,118,455

DIVERSIFIED CONSUMER SERVICES (0.3%)
Rensselaer Polytechnic Institute, 5.60%, 9/1/20	400,000	424,588

DIVERSIFIED TELECOMMUNICATION SERVICES (2.3%)
AT&T, Inc., 4.45%, 5/15/21	1,500,000	1,569,504
Verizon Communications, Inc., 4.60%, 4/1/21	2,000,000	2,114,672
		3,684,176

ELECTRIC UTILITIES (2.8%)
Duke Energy Ohio, Inc., 5.45%, 4/1/19	1,154,000	1,192,220
Entergy Gulf States Louisiana LLC, 3.95%, 10/1/20, (Callable 7/1/20 @ 100)	1,500,000	1,543,668
Kansas City Power & Light Co., 7.15%, 4/1/19	775,000	815,550
Southwestern Electric Power Co., 5.88%, 3/1/18	1,000,000	1,003,109
		4,554,547

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.1%)
Corning, Inc., 3.70%, 11/15/23, (Callable 8/15/23 @ 100)	1,000,000	1,011,760

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2018 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
Tyco Electronics Group SA, 4.88%, 1/15/21	$750,000	$791,616
		1,803,376

FOOD & STAPLES RETAILING (1.4%)
CVS Health Corp., 4.00%, 12/5/23, (Callable 9/5/23 @ 100)	1,000,000	1,028,552
Walgreen Co., 5.25%, 1/15/19	260,000	266,954
Wal-Mart Stores, Inc., 4.25%, 4/15/21	1,000,000	1,058,250
		2,353,756

FOOD PRODUCTS (4.5%)
Campbell Soup Co., 4.50%, 2/15/19	1,500,000	1,535,501
General Mills, Inc., 5.65%, 2/15/19	1,500,000	1,551,007
JM Smucker Co. (The), 3.50%, 10/15/21	500,000	512,148
Kraft Food Group, Inc., 5.38%, 2/10/20	1,500,000	1,577,708
Tyson Foods, Inc., 4.50%, 6/15/22, (Callable 3/15/22 @ 100)	2,000,000	2,112,762
		7,289,126

HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
Medtronic, Inc., 4.45%, 3/15/20	1,000,000	1,040,278

HEALTH CARE PROVIDERS & SERVICES (0.6%)
Express Scripts Holding Co., 4.50%, 2/25/26, (Callable 11/27/25 @ 100)	1,000,000	1,042,853

HOTELS, RESTAURANTS & LEISURE (0.6%)
McDonald's Corp., 2.63%, 1/15/22	1,000,000	991,396

HOUSEHOLD DURABLES (0.6%)
Newell Rubbermaid, Inc., 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	1,000,000	1,019,780

INDUSTRIAL CONGLOMERATES (1.9%)
General Electric Capital Corp., 4.38%, 9/16/20	1,000,000	1,039,080
Honeywell International Inc., 4.25%, 3/1/21	2,000,000	2,105,520
		3,144,600

INSURANCE (2.6%)
GE Global Insurance Holding Corp., 6.45%, 3/1/19	1,000,000	1,038,228
MetLife, Inc., 4.75%, 2/8/21	1,000,000	1,058,406
Prudential Financial, Inc., 5.87% (US0003M + 418 bps), 9/15/42, (Callable 9/15/22 @ 100)	2,000,000	2,190,000
		4,286,634

IT SERVICES (0.6%)
Visa, Inc., 3.15%, 12/14/25, (Callable 9/14/25 @ 100)	1,000,000	997,996

MACHINERY (0.7%)
Caterpillar, Inc., 3.90%, 5/27/21	1,000,000	1,039,787

MORTGAGE -BACKED SECURITIES - FINANCIAL SERVICES (0.3%)
Opteum Mortgage Acceptance Corp., Class 2AD2, 5.85%, 12/25/35, (Callable 5/25/21 @ 100)(a)	473,806	482,954

MULTILINE RETAIL (1.5%)
Target Corp., 2.90%, 1/15/22	2,500,000	2,525,298

OIL, GAS & CONSUMABLE FUELS (2.0%)
Apache Corp., 3.25%, 4/15/22, (Callable 1/15/22 @ 100)	724,000	726,368
Gulf South Pipeline Company LP, 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	1,500,000	1,518,292
Occidental Petroleum Corp., 3.13%, 2/15/22, (Callable 11/15/21 @ 100)	1,000,000	1,011,352
		3,256,012

PHARMACEUTICALS (0.5%)
Teva Pharmaceutical Finance, 3.65%, 11/10/21	901,000	873,054

ROAD & RAIL (1.3%)
Union Pacific Corp., 4.16%, 7/15/22, (Callable 4/15/22 @ 100)	2,000,000	2,116,081

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2018 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.6%)
Qualcomm, Inc., 4.65%, 5/20/35, (Callable 11/20/34 @ 100)	$4,000,000	$4,231,963

SOFTWARE (2.2%)
Microsoft Corp., 3.45%, 8/8/36, (Callable 2/8/36 @ 100)	2,000,000	1,994,439
Oracle Corp., 5.00%, 7/8/19	1,500,000	1,556,818
		3,551,257

SPECIALTY RETAIL (2.5%)
Lowe's Companies, Inc., 3.80%, 11/15/21, (Callable 8/15/21 @ 100)	1,000,000	1,036,149
The Home Depot, Inc., 3.75%, 2/15/24, (Callable 11/15/23 @ 100)	2,000,000	2,080,714
The Home Depot, Inc., 4.40%, 4/1/21, (Callable 1/1/21 @ 100)	1,000,000	1,049,742
		4,166,605

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (1.0%)
Xerox Corp., 4.50%, 5/15/21	1,000,000	1,044,430
Xerox Corp., 6.35%, 5/15/18	532,000	537,809
		1,582,239
TOTAL CORPORATE BONDS (COST $101,264,157)		100,860,861

MUNICIPAL BONDS (1.2%)
North Carolina State Turnpike Authority Triangle Expressway Systems Revenue, 5.13%, 1/1/20	450,000	472,626
Oklahoma Development Finance Authority Lease Revenue, 5.65%, 6/1/41, (Callable 6/1/21 @ 100)	150,000	158,154
Port Authority of New York & New Jersey Revenue, 6.40%, 3/15/27, (Callable 9/15/18 @ 100)	150,000	154,088
The City of New York, GO, 5.68%, 10/1/34, (Callable 10/1/19 @ 100)	1,000,000	1,055,370

TOTAL MUNICIPAL BONDS (COST $1,863,872)		1,840,238

U.S. GOVERNMENT AGENCIES (13.0%)
Federal Farm Credit Bank
1.08%, 8/15/19	1,000,000	983,792
2.96%, 11/17/25	1,000,000	986,726
		1,970,518
Federal Home Loan Bank
1.25%, 6/8/18	2,000,000	1,997,480
1.50%, 5/23/22(a)(b)	1,000,000	995,054
1.63%, 6/29/22(a)	1,000,000	982,682
1.75%, 12/14/18	1,000,000	998,589
2.24%, 11/29/22	1,000,000	979,502
2.25%, 7/26/27(a)	1,000,000	975,105
3.50%, 7/29/21	2,000,000	2,073,700
4.75%, 6/8/18	2,000,000	2,022,164
		11,024,276
Federal Home Loan Mortgage Corp.
1.02%, 7/27/21(a)	500,000	490,920
1.37%, 3/29/22(a)(b)	1,000,000	999,444
2.00%, 8/17/21(a)(b)	1,000,000	980,926
2.00%, 12/29/22(a)	1,000,000	993,786
2.25%, 2/28/22	1,000,000	979,831
2.50%, 1/30/23	500,000	494,904
3.75%, 3/27/19	1,500,000	1,529,642
		6,469,453
Federal National Mortgage Association
1.51%, 9/30/21	1,000,000	960,437
1.53%, 4/12/22	1,000,000	947,723
		1,908,160
TOTAL U.S. GOVERNMENT AGENCIES (COST $21,601,219)		21,372,407

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (2.9%)
Federal Home Loan Mortgage Corp.
3.01% (H15T1Y + 225 bps), 5/1/36	72,828	76,982
3.54% (US0012M + 179 bps), 10/1/37	79,187	83,050

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2018 (Unaudited)
STEWARD SELECT BOND FUND

	Shares or Principal Amount	Value
4.00%, 12/15/25	$2,500,000	$2,597,111
5.00%, 7/15/19	2,682	2,679
5.00%, 11/1/37	20,191	21,375
6.00%, 3/1/38	43,299	48,245
		2,829,442
Federal National Mortgage Association
1.98% (LIBOR01M + 42 bps), 11/25/36	96,940	97,146
3.13% (H15T1Y + 213 bps), 7/1/36	32,111	32,092
3.70% (US0012M + 182 bps), 5/1/36	148,628	156,683
3.78% (US0012M + 204 bps), 10/1/36	18,671	18,690
5.00%, 1/1/35	36,071	38,081
5.50%, 9/1/36	10,778	10,898
6.00%, 6/1/36	228,926	240,526
6.00%, 9/1/36	86,580	93,388
6.00%, 5/1/37	33,795	36,486
		723,990
Government National Mortgage Association
2.38% (H15T1Y + 150 bps), 1/20/39	70,476	71,506
4.25%, 10/20/38	173,741	177,276
4.50%, 8/20/38	124,390	128,444
4.50%, 5/20/39	296,608	302,289
4.50%, 6/15/40	219,305	232,142
5.00%, 5/20/40	111,967	116,580
5.50%, 12/20/38	16,012	16,467
6.00%, 6/15/37	48,054	53,452
6.00%, 10/15/37	47,652	53,005
6.50%, 10/20/38	14,370	15,000
		1,166,161
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (COST $4,534,786)		4,719,593

U.S. TREASURY OBLIGATIONS (16.9%)
U.S. Treasury Notes
0.38%, 1/15/27	1,000,000	1,000,496
1.38%, 2/28/19	3,000,000	2,980,781
1.50%, 12/31/18	2,500,000	2,490,527
1.63%, 11/15/22	4,150,000	3,984,486
2.00%, 11/30/20	2,500,000	2,479,883
2.00%, 11/15/21	5,000,000	4,925,977
2.00%, 2/15/22	7,000,000	6,882,695
3.13%, 5/15/19	3,000,000	3,041,602
TOTAL U.S. TREASURY OBLIGATIONS (COST $28,091,483)		27,786,447

PREFERRED STOCKS (1.3%)
BANKS (0.2%)
JPMorgan Chase & Co. - Preferred	15,000	387,000

COMMERCIAL SERVICES & SUPPLIES (0.2%)
Pitney Bowes, Inc. - Preferred	15,000	360,600

EQUITY REAL ESTATE INVESTMENT TRUSTS (0.2%)
Public Storage - Preferred	15,000	366,450

INSURANCE (0.3%)
Torchmark Corp. - Preferred	15,000	390,300

INTERNET SOFTWARE & SERVICES (0.2%)
eBay, Inc. - Preferred	15,000	388,650

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2018 (Unaudited)
STEWARD SELECT BOND FUND

	Shares	Value
MACHINERY (0.2%)
Stanley Black & Decker, Inc. - Preferred	15,000	$376,500

TOTAL PREFERRED STOCKS (COST $2,362,372)		2,269,500

MONEY MARKET FUND (2.4%)
Federated Government Obligations Fund, Institutional Shares, 1.18%(c)	3,924,900	3,924,900

TOTAL MONEY MARKET FUND (COST $3,924,900)		3,924,900
TOTAL INVESTMENTS (COST $163,642,789) 99.3%		162,773,946
OTHER ASSETS IN EXCESS OF LIABILITIES 0.7%		1,148,751

NET ASSETS 100.0%		$163,922,697

(a)	The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate shown represents the rate as of January 31, 2018.
(b)	Step bond. Coupon rate is set for an initial period and then adjusted at a specified date. The rate shown represents the rate as of January 31, 2018.
(c)	Variable rate money market investment. The rate shown represents the rate as of January 31, 2018.

bps—Basis Points
GO—General Obligation
H15T1Y—1 Year Treasury Constant Maturity Rate
LIBOR01M—1 Month US Dollar LIBOR
LLC—Limited Liability Company
LP—Limited Partnership
US0003M—3 Month US Dollar LIBOR
US0012M—12 Month US Dollar LIBOR

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2018 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS (98.8%)
AEROSPACE & DEFENSE (4.4%)
Lockheed Martin Corp.	15,925	$5,650,986
Raytheon Co.	34,868	7,285,320
		12,936,306

AUTO COMPONENTS (1.6%)
Magna International, Inc., Class A, ADR	83,036	4,745,507

AUTOMOBILES (3.3%)
Honda Motor Co. Ltd., Sponsored ADR	131,590	4,643,811
Toyota Motor Corp., Sponsored ADR	36,505	5,034,770
		9,678,581

BANKS (11.8%)
Banco Santander Chile SA, Sponsored ADR	198,051	6,743,637
Bank of Nova Scotia	67,004	4,455,096
Canadian Imperial Bank of Commerce	52,962	5,244,297
Mizuho Financial Group, Inc., Sponsored ADR	827,442	3,218,749
People's United Financial, Inc.	176,077	3,463,435
Royal Bank of Canada	56,961	4,879,849
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	733,269	6,658,082
		34,663,145

BEVERAGES (2.2%)
PepsiCo, Inc.	52,897	6,363,509

BIOTECHNOLOGY (3.2%)
AbbVie, Inc.	41,015	4,602,703
Amgen, Inc.	26,458	4,922,511
		9,525,214

CAPITAL MARKETS (3.9%)
Thomson Reuters Corp.	79,677	3,450,811
UBS Group AG	401,963	8,167,888
		11,618,699

COMMUNICATIONS EQUIPMENT (1.8%)
Cisco Systems, Inc.	129,370	5,374,030

DISTRIBUTORS (1.3%)
Genuine Parts Co.	37,461	3,898,566

DIVERSIFIED TELECOMMUNICATION SERVICES (2.6%)
BCE, Inc.	75,331	3,521,724
TELUS Corp.	111,365	4,195,120
		7,716,844

ELECTRIC UTILITIES (1.1%)
Korea Electric Power Corp., Sponsored ADR	189,617	3,151,435

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (2.9%)
Corning, Inc.	128,040	3,997,409
TE Connectivity Ltd.	43,730	4,483,637
		8,481,046

EQUITY REAL ESTATE INVESTMENT TRUSTS (2.3%)
Camden Property Trust	23,020	1,992,611
EPR Properties	41,957	2,477,980
LTC Properties, Inc.	59,860	2,453,063
		6,923,654

FOOD PRODUCTS (1.2%)
General Mills, Inc.	60,991	3,567,364

HEALTH CARE EQUIPMENT & SUPPLIES (5.7%)
Medtronic PLC	63,084	5,418,285
ResMed, Inc.	51,730	5,213,866
Smith & Nephew PLC, Sponsored ADR	166,751	6,091,414
		16,723,565

HEALTH CARE PROVIDERS & SERVICES (3.6%)
Encompass Health Corp.	76,258	4,035,573
Quest Diagnostics, Inc.	62,961	6,662,533
		10,698,106

HOTELS, RESTAURANTS & LEISURE (4.8%)
Carnival PLC, Sponsored ADR	40,715	2,904,201
Dunkin' Brands Group, Inc.	55,750	3,604,238
McDonald's Corp.	43,980	7,526,737
		14,035,176

HOUSEHOLD DURABLES (1.3%)
Whirlpool Corp.	21,440	3,889,645

HOUSEHOLD PRODUCTS (1.6%)
Clorox Co.	15,091	2,138,244
Procter & Gamble Co.	30,678	2,648,738
		4,786,982

INDUSTRIAL CONGLOMERATES (2.2%)
3M Co.	26,482	6,633,741

IT SERVICES (3.8%)
Automatic Data Processing, Inc.	52,237	6,458,060
International Business Machines Corp.	28,506	4,666,432
		11,124,492

MACHINERY (1.3%)
Briggs & Stratton Corp.	153,730	3,717,191

MEDIA (0.9%)
WPP PLC, Sponsored ADR	31,039	2,805,926

METALS & MINING (3.1%)
Rio Tinto PLC, Sponsored ADR	82,350	4,620,658
Ternium SA, Sponsored ADR	130,996	4,468,274
		9,088,932

MULTI-UTILITIES (1.9%)
National Grid PLC, Sponsored ADR	49,587	2,860,178
WEC Energy Group	40,678	2,615,596
		5,475,774

OIL, GAS & CONSUMABLE FUELS (6.3%)
China Petroleum & Chemical Corp., Sponsored ADR	51,430	4,466,695
Pembina Pipeline Corp.	134,431	4,585,441
Valero Energy Corp.	98,315	9,435,291
		18,487,427

PERSONAL PRODUCTS (2.4%)
Unilever N.V., Sponsored NY Shares	121,291	6,973,020

PROFESSIONAL SERVICES (1.8%)
RELX PLC, Sponsored ADR	247,115	5,414,290

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (9.4%)
Advanced Semiconductor Engineering, Inc., Sponsored ADR	680,628	4,866,490
Analog Devices, Inc.	51,313	4,714,638
Intel Corp.	128,005	6,162,161
KLA-Tencor Corp.	42,962	4,717,228
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	158,959	7,202,432
		27,662,949

SOFTWARE (3.2%)
Microsoft Corp.	100,163	9,516,487

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (1.9%)
NetApp, Inc.	91,660	5,637,090

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2018 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
TOTAL COMMON STOCKS (COST $226,821,366)		$291,314,693

MONEY MARKET FUND (1.2%)
Federated Government Obligations Fund, Institutional Shares, 1.18%(a)	3,577,064	3,577,064

TOTAL MONEY MARKET FUND (COST $3,577,064)		3,577,064
TOTAL INVESTMENTS (COST $230,398,430) 100.0%		294,891,757
OTHER ASSETS IN EXCESS OF LIABILITIES 0.0%		16,546

NET ASSETS 100.0%		$294,908,303

(a)	Variable rate money market investment. The rate shown represents the rate as of January 31, 2018.

ADR—American Depositary Receipt
PLC—Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2018 (Unaudited)
STEWARD COVERED CALL INCOME FUND

	Shares	Value
COMMON STOCKS (103.1%)
AEROSPACE & DEFENSE (5.3%)
General Dynamics Corp.	1,100	$244,728
Lockheed Martin Corp.	800	283,880
Raytheon Co.	1,300	271,622
The Boeing Co.	1,000	354,370
United Technologies Corp.	1,700	234,617
		1,389,217

AIR FREIGHT & LOGISTICS (2.0%)
FedEx Corp.	900	236,232
United Parcel Service, Inc., Class B	2,300	292,836
		529,068

AUTOMOBILES (1.1%)
Ford Motor Co.	11,700	128,349
General Motors Co.	3,900	165,399
		293,748

BANKS (8.3%)
Bank of America Corp.	14,500	464,000
Citigroup, Inc.	4,500	353,160
JPMorgan Chase & Co.	5,500	636,185
U.S. Bancorp	5,000	285,700
Wells Fargo & Co.	6,400	420,992
		2,160,037

BEVERAGES (2.7%)
Coca-Cola Co. (The)	7,200	342,648
PepsiCo, Inc.	3,000	360,900
		703,548

BIOTECHNOLOGY (4.6%)
AbbVie, Inc.	2,700	302,994
Amgen, Inc.	1,600	297,680
Biogen Idec, Inc.(a)	600	208,686
Celgene Corp.(a)	1,700	171,972
Gilead Sciences, Inc.	2,500	209,500
		1,190,832

CAPITAL MARKETS (3.5%)
Bank of New York Mellon Corp.	3,500	198,450
BlackRock, Inc., Class A	400	224,720
Goldman Sachs Group, Inc.	900	241,101
Morgan Stanley	4,400	248,820
		913,091

CHEMICALS (2.0%)
DowDuPont, Inc.	4,600	347,668
Monsanto Co.	1,400	170,520
		518,188

COMMUNICATIONS EQUIPMENT (1.7%)
Cisco Systems, Inc.	10,500	436,170

CONSUMER FINANCE (1.6%)
American Express Co.	2,400	238,560
Capital One Financial Corp.	1,800	187,128
		425,688

DIVERSIFIED FINANCIAL SERVICES (2.6%)
Berkshire Hathaway, Inc., Class B(a)	3,100	664,578

DIVERSIFIED TELECOMMUNICATION SERVICES (2.6%)
AT&T, Inc.	9,000	337,050
Verizon Communications, Inc.	6,400	346,048
		683,098

ELECTRIC UTILITIES (2.9%)
Duke Energy Corp.	2,400	188,400
Exelon Corp.	3,900	150,189
NextEra Energy, Inc.	1,700	269,314
Southern Co.	3,500	157,885
		765,788

ELECTRICAL EQUIPMENT (0.9%)
Emerson Electric Co.	3,200	231,136

ENERGY EQUIPMENT & SERVICES (1.7%)
Halliburton Co.	4,200	225,540
Schlumberger Ltd.	3,100	228,098
		453,638

EQUITY REAL ESTATE INVESTMENT TRUSTS (0.9%)
Simon Property Group, Inc.	1,500	245,055

FOOD & STAPLES RETAILING (3.3%)
Costco Wholesale Corp.	1,200	233,844
CVS Corp.	2,100	165,249
Walgreens Boots Alliance, Inc.	2,300	173,098
Wal-Mart Stores, Inc.	2,700	287,820
		860,011

FOOD PRODUCTS (1.3%)
Mondelez International, Inc., Class A	4,100	182,040
The Kraft Heinz Co.	2,000	156,780
		338,820

HEALTH CARE EQUIPMENT & SUPPLIES (3.5%)
Abbott Laboratories	5,200	323,232
Danaher Corp.	2,300	232,944
Medtronic PLC	4,000	343,560
		899,736

HOTELS, RESTAURANTS & LEISURE (1.8%)
McDonald's Corp.	1,600	273,824
Starbucks Corp.	3,300	187,473
		461,297

HOUSEHOLD PRODUCTS (2.1%)
Colgate-Palmolive Co.	3,000	222,720
Procter & Gamble Co.	3,700	319,458
		542,178

INDUSTRIAL CONGLOMERATES (3.0%)
3M Co.	1,600	400,800
Honeywell International, Inc.	2,400	383,208
		784,008

INSURANCE (2.2%)
American International Group, Inc.	3,100	198,152
MetLife, Inc.	3,200	153,824
The Allstate Corp.	2,200	217,294
		569,270

INTERNET & DIRECT MARKETING RETAIL (0.7%)
Priceline.com, Inc.(a)	100	191,205

INTERNET SOFTWARE & SERVICES (6.7%)
Alphabet, Inc., Class A(a)	400	472,888
Alphabet, Inc., Class C(a)	500	584,970
Facebook, Inc.(a)	3,700	691,493
		1,749,351

IT SERVICES (6.6%)
Accenture PLC, Class A	1,600	257,120
International Business Machines Corp.	1,400	229,180
MasterCard, Inc., Class A	2,700	456,300
PayPal Holdings, Inc.(a)	2,900	247,428
Visa, Inc., Class A	4,200	521,766
		1,711,794

MACHINERY (1.0%)
Caterpillar, Inc.	1,600	260,448

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2018 (Unaudited)
STEWARD COVERED CALL INCOME FUND

	Shares	Value
MEDIA (2.0%)
Charter Communications, Inc., Class A(a)	500	$188,625
The Walt Disney Co.	3,100	336,877
		525,502

MULTILINE RETAIL (0.7%)
Target Corp.	2,300	173,006

OIL, GAS & CONSUMABLE FUELS (5.0%)
Chevron Corp.	3,000	376,050
ConocoPhillips	2,500	147,025
Exxon Mobil Corp.	5,600	488,880
Kinder Morgan, Inc.	6,300	113,274
Occidental Petroleum Corp.	2,400	179,928
		1,305,157

PHARMACEUTICALS (1.6%)
Allergan PLC	1,000	180,260
Eli Lilly & Co.	2,900	236,205
		416,465

ROAD & RAIL (0.9%)
Union Pacific Corp.	1,800	240,300

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.4%)
Intel Corp.	7,100	341,794
QUALCOMM, Inc.	2,700	184,275
Texas Instruments, Inc.	3,200	350,944
		877,013

SOFTWARE (5.1%)
Microsoft Corp.	10,900	1,035,609
Oracle Corp.	5,400	278,586
		1,314,195

SPECIALTY RETAIL (2.9%)
Home Depot, Inc.	2,300	462,070
Lowe's Companies, Inc.	2,800	293,244
		755,314

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (4.1%)
Apple Computer, Inc.	6,300	1,054,809

TEXTILES, APPAREL & LUXURY GOODS (0.8%)
NIKE, Inc., Class B	3,200	218,304

TOTAL COMMON STOCKS (COST $25,487,315)		26,851,063

MONEY MARKET FUND (0.7%)
Federated Government Obligations Fund, Institutional Shares, 1.18%(b)	190,768	190,768

TOTAL MONEY MARKET FUND (COST $190,768)		190,768
TOTAL INVESTMENTS (COST $25,678,083) 103.8%		27,041,831
LIABILITIES IN EXCESS OF OTHER ASSETS -0.2%		(57,386)
WRITTEN CALL OPTIONS -3.6%		(929,104)
NET ASSETS 100.0%		$26,055,341

(a)	Represents non-income producing security.
(b)	Variable rate money market investment. The rate shown represents the rate as of January 31, 2018.

PLC—Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2018 (Unaudited)
STEWARD COVERED CALL INCOME FUND

Exchange-traded options written as of January 31, 2018 were as follows:

Description	Call	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value

3M Co.	Call	16	$(16,000)	$250.00	4/23/18	$(13,136)
Abbott Laboratories	Call	52	(52,000)	60.00	3/19/18	(14,872)
AbbVie, Inc.	Call	26	(26,000)	105.00	3/19/18	(25,194)
Accenture PLC	Call	15	(15,000)	170.00	5/21/18	(3,705)
Allergan PLC	Call	9	(9,000)	180.00	3/19/18	(6,750)
Allstate Corp.	Call	22	(22,000)	105.00	3/19/18	(1,518)
Alphabet, Inc.	Call	5	(5,000)	1140.00	2/20/18	(23,840)
American Express Co.	Call	23	(23,000)	105.00	4/23/18	(3,910)
American International Group, Inc.	Call	31	(31,000)	62.50	3/19/18	(8,494)
Amgen, Inc.	Call	15	(15,000)	185.00	2/20/18	(8,400)
Apple, Inc.	Call	57	(57,000)	180.00	4/23/18	(21,660)
AT&T, Inc.	Call	87	(87,000)	40.00	3/19/18	(2,871)
Bank of America Corp.	Call	145	(145,000)	32.00	4/23/18	(20,880)
Bank of New York Mellon Corp.	Call	35	(35,000)	55.00	2/20/18	(7,595)
Berkshire Hathaway, Inc.	Call	30	(30,000)	210.00	3/19/18	(24,360)
Biogen Idec, Inc.	Call	5	(5,000)	345.00	2/20/18	(4,550)
BlackRock, Inc.	Call	4	(4,000)	610.00	3/19/18	(1,280)
Boeing Co. (The)	Call	9	(9,000)	310.00	2/20/18	(38,790)
Capital One Financial Corp.	Call	17	(17,000)	105.00	3/19/18	(4,590)
Caterpillar, Inc.	Call	16	(16,000)	160.00	3/19/18	(11,840)
Celgene Corp.	Call	16	(16,000)	115.00	3/19/18	(1,392)
Charter Communications, Inc.	Call	5	(5,000)	380.00	2/20/18	(6,000)
Chevron Corp.	Call	29	(29,000)	125.00	2/20/18	(6,960)
Cisco Systems, Inc.	Call	105	(105,000)	40.00	2/20/18	(22,365)
Citigroup, Inc.	Call	45	(45,000)	80.00	3/19/18	(6,930)
Coca-Cola Co. (The)	Call	72	(72,000)	48.00	3/19/18	(5,040)
Colgate-Palmolive Co.	Call	30	(30,000)	77.50	2/20/18	(600)
ConocoPhillips	Call	24	(24,000)	57.50	2/20/18	(4,368)
Costco Wholesale Corp.	Call	11	(11,000)	195.00	4/23/18	(8,470)
CVS Corp.	Call	21	(21,000)	80.00	2/20/18	(3,150)
Danaher Corp.	Call	23	(23,000)	97.50	3/19/18	(12,190)
DowDuPont, Inc.	Call	46	(46,000)	75.00	2/20/18	(9,200)
Duke Energy Corp.	Call	23	(23,000)	80.00	2/20/18	(805)
Eli Lilly & Co.	Call	28	(28,000)	87.50	3/19/18	(1,400)
Emerson Electric Co.	Call	32	(32,000)	72.50	3/19/18	(6,656)
Exelon Corp.	Call	38	(38,000)	40.00	2/19/18	(570)
Exxon Mobil Corp.	Call	53	(53,000)	87.50	3/19/18	(9,116)
Facebook, Inc.	Call	35	(35,000)	190.00	2/20/18	(17,150)
FedEx Corp.	Call	9	(9,000)	270.00	4/23/18	(6,930)
Ford Motor Co.	Call	117	(117,000)	11.87	3/19/18	(936)
General Dynamics Corp.	Call	10	(10,000)	210.00	2/20/18	(13,690)
General Motors Co.	Call	39	(39,000)	44.00	3/19/18	(3,783)
Gilead Sciences, Inc.	Call	24	(24,000)	80.00	3/19/18	(13,632)
Goldman Sachs Group, Inc.	Call	9	(9,000)	270.00	2/19/18	(4,050)
Halliburton Co.	Call	41	(41,000)	50.00	4/23/18	(20,213)
Home Depot, Inc.	Call	23	(23,000)	195.00	2/20/18	(16,330)
Honeywell International, Inc.	Call	22	(22,000)	160.00	2/20/18	(4,774)
Intel Corp.	Call	71	(71,000)	45.00	2/20/18	(22,010)
International Business Machines Corp.	Call	14	(14,000)	160.00	3/19/18	(7,420)
JPMorgan Chase & Co.	Call	54	(54,000)	110.00	2/20/18	(33,804)
Kinder Morgan, Inc.	Call	61	(61,000)	20.00	3/19/18	(427)
Lockheed Martin Corp.	Call	7	(7,000)	330.00	3/19/18	(19,390)
Lowe's Companies, Inc.	Call	28	(28,000)	95.00	3/19/18	(31,388)
MasterCard, Inc.	Call	27	(27,000)	160.00	4/23/18	(36,099)
McDonald's Corp.	Call	16	(16,000)	180.00	3/19/18	(1,632)
Medtronic PLC	Call	39	(39,000)	85.00	3/19/18	(10,920)
MetLife, Inc.	Call	32	(32,000)	52.50	3/19/18	(1,216)
Microsoft Corp.	Call	106	(106,000)	90.00	3/19/18	(72,610)
Mondelez International, Inc.	Call	40	(40,000)	45.00	3/19/18	(4,360)
Monsanto Co.	Call	14	(14,000)	125.00	4/23/18	(2,520)
Morgan Stanley	Call	44	(44,000)	55.00	2/20/18	(9,108)
NextEra Energy, Inc.	Call	17	(17,000)	155.00	3/19/18	(10,030)
NIKE, Inc.	Call	29	(29,000)	67.50	4/23/18	(10,266)
Occidental Petroleum Corp.	Call	23	(23,000)	77.50	2/20/18	(1,150)

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2018 (Unaudited)
STEWARD COVERED CALL INCOME FUND

Description	Call	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
Oracle Corp.	Call	54	$(54,000)	$50.00	3/19/18	$(14,904)
PayPal Holdings, Inc.	Call	29	(29,000)	80.00	2/20/18	(18,850)
PepsiCo, Inc.	Call	30	(30,000)	125.00	4/23/18	(4,500)
Procter & Gamble Co.	Call	36	(36,000)	90.00	3/19/18	(1,584)
QUALCOMM, Inc.	Call	26	(26,000)	70.00	3/19/18	(5,980)
Raytheon Co.	Call	12	(12,000)	195.00	2/20/18	(18,240)
Schlumberger Ltd.	Call	29	(29,000)	72.50	3/19/18	(8,323)
Simon Property Group, Inc.	Call	14	(14,000)	180.00	4/23/18	(1,372)
Southern Co.	Call	34	(34,000)	45.00	2/20/18	(2,278)
Starbucks Corp.	Call	33	(33,000)	60.00	3/19/18	(1,056)
Target Corp.	Call	22	(22,000)	70.00	3/19/18	(14,344)
Texas Instruments, Inc.	Call	32	(32,000)	110.00	3/19/18	(11,520)
The Kraft Heinz Co.	Call	19	(19,000)	80.00	2/19/18	(1,235)
U.S. Bancorp	Call	50	(50,000)	57.50	3/19/18	(6,150)
Union Pacific Corp.	Call	18	(18,000)	140.00	3/19/18	(2,826)
United Parcel Service, Inc.	Call	23	(23,000)	125.00	2/20/18	(10,350)
United Technologies Corp.	Call	17	(17,000)	135.00	2/19/18	(6,885)
Verizon Communications, Inc.	Call	61	(61,000)	55.00	4/23/18	(8,479)
Visa, Inc.	Call	42	(42,000)	120.00	3/19/18	(28,560)
Walgreens Boots Alliance, Inc.	Call	20	(20,000)	80.00	4/23/18	(3,160)
Wal-Mart Stores, Inc.	Call	26	(26,000)	105.00	3/19/18	(12,220)
Walt Disney Co.	Call	29	(29,000)	120.00	4/23/18	(2,639)
Wells Fargo & Co.	Call	63	(63,000)	65.00	3/19/18	(14,364)

Total (Premiums $378,285)						$(929,104)

*	Notional amount is expressed as the number of contracts multiplied by 1,000.

See notes to Schedules of Portfolio Investments.

Notes to Schedules of Portfolio Investments

Steward Funds, Inc.

January 31, 2018 (Unaudited)

Portfolio Valuation: The Steward Funds, Inc. (individually a “Fund” and, collectively, the “Funds”) consists of six Funds – Steward Large Cap Enhanced Index Fund, Steward Small-Mid Cap Enhanced Index Fund, Steward International Enhanced Index Fund, Steward Select Bond Fund, Steward Global Equity Income Fund and Steward Covered Call Income Fund. Fund investments are recorded at fair value. In determining fair value, the Funds use various valuation approaches. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ Stock Market, Inc. (“NASDAQ”) use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued using market prices, if available, or a pricing service when such prices are believed to reflect fair value. Factors considered by pricing services include market characteristics such as benchmark yield curves, options adjusted spreads, credit spreads and fundamental analytical data related to the issuer. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value (“NAV”) per share. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Funds’ Board of Directors.

The Covered Call Income Fund commenced operations on December 14, 2017.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Quoted prices in active markets for identical securities and net asset values for open-end mutual funds and money market funds.

Level 2 – Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, equity securities and written options contracts are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

 For the period ended January 31, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following table presents information about the Funds’ assets measured at fair value as of January 31, 2018:

	Investments in Securities
Fund Name	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Steward Large Cap Enhanced Index Fund
Security Type
Common Stocks*	$413,162,887	$–	$–	$413,162,887
Rights*	–	–	–	–
Money Market Fund	3,629,428	–	–	3,629,428

Total	$416,792,315	$–	$–	$416,792,315

Steward Small-Mid Cap Enhanced Index Fund
Security Type
Common Stocks*	$234,063,147	$–	$–	$234,063,147
Money Market Fund	1,841,469	–	–	1,841,469

Total	$235,904,616	$–	$–	$235,904,616
Steward International Enhanced Index Fund
Security Type
Common Stocks*	$142,638,104	$–	$–	$142,638,104
Money Market Fund	1,147,317	–	–	1,147,317

Total	$143,785,421	$–	$–	$143,785,421

Steward Select Bond Fund
Security Type
Corporate Bonds*	$–	$100,860,861	$–	$100,860,861
Municipal Bonds	–	1,840,238	–	1,840,238
U.S. Government Agencies	–	21,372,407	–	21,372,407
U.S. Government Agency Mortgage-Backed Obligations	–	4,719,593	–	4,719,593
U.S. Treasury Obligations	26,785,951	1,000,496	–	27,786,447
Preferred Stocks*	2,269,500	–	–	2,269,500
Money Market Fund	3,924,900	–	–	3,924,900

Total	$32,980,351	$129,793,595	$–	$162,773,946
Steward Global Equity Income Fund
Security Type
Common Stocks*	$291,314,693	$–	$–	$291,314,693
Money Market Fund	3,577,064	–	–	3,577,064

Total	$294,891,757	$–	$–	$294,891,757

Steward Covered Call Income Fund
Security Type
Common Stocks*	$26,851,063	$–	$–	$26,851,063
Money Market Fund	190,768	–	–	190,768

Total Investment Securities	$27,041,831	$–	$–	$27,041,831

Other Financial Instruments:^
Written Options Contracts	(929,104)	–	–	(929,104)
Total Investments	$26,112,727	$–	$–	$26,112,727

*Please refer to the Schedule of Portfolio Investments to view common stocks, corporate bonds, preferred stocks, and rights segregated by industry type.

^Other Financial Instruments would include any derivative instruments, such as written options contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

The Funds recognize transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of January 31, 2018, from those used on April 30, 2017.

Securities Transactions and Investment Income: For financial reporting purposes, portfolio securities transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized as soon as reliable information is available from the Fund’s sources. Interest income, including amortization of premium and accretion of discount on investments, is accrued daily. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold to the net sales proceeds. Realized gains and losses from principal payment transactions on mortgage-backed and asset-backed securities are classified as investment income or loss for financial reporting purposes.

Written Options Contracts: The Steward Covered Call Income Fund may be subject to equity price risk, commodities price risk and interest rate risk in the normal course of pursuing its investment objectives. In order to reduce such risks and/or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, the Fund may write put or call options. Premiums received from written options contracts are recorded as liabilities and are marked-to-market to reflect the current value of the options written. When writing an option, the Fund bears the market risk of unfavorable changes in the price of the underlying instrument.

For additional information regarding the Funds’ valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  STEWARD FUNDS, INC.

By (Signature and Title)	/s/ Michael L. Kern, III
Michael L. Kern, III, President and Treasurer

Date March 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael L. Kern, III
Michael L. Kern, III, President and Treasurer

Date March 1, 2018